March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Credit Allocation Income Trust (BTZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/15/38(a)(b)	USD	2,000	$ 1,997,000
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.27%, 04/15/37(a)(b)		2,000	2,000,481
AB BSL CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 04/20/38(a)(b)		1,500	1,499,669
AGL CLO Ltd.(a)(b)
Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/20/37		1,000	1,000,435
Series 2024-34A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 01/22/38		1,000	1,000,506
Anchorage Capital CLO Ltd., Series 2025-32A, Class D, (3-mo. CME Term SOFR + 3.95%), 7.62%, 07/15/37(a)(b)		1,000	999,936
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/22/34(a)(b)		3,000	3,000,401
ARES Loan Funding V Ltd., Series 2024-ALF5A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.17%, 07/27/37(a)(b)		1,000	1,000,590
ARES XXXIX CLO Ltd., Series 2016-39A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/18/37(a)(b)		1,000	1,000,706
Ballyrock CLO Ltd., Series 2024-22A, Class A2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(a)(b)		1,000	1,000,251
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/17/38(a)(b)		1,000	1,000,365
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/25/38(a)(b)		1,000	997,757
Birch Grove CLO Ltd.(a)(b)
Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.26%, 07/17/37		1,000	999,963
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/19/38		1,000	999,059
Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/22/38		1,250	1,247,070
Bryant Park Funding Ltd.(a)(b)
Series 2023-21A, Class AR, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/18/38		1,000	999,503
Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.27%, 04/15/37		1,500	1,501,531
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 07/18/34(a)(b)		1,000	998,572
Carlyle U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/21/37		1,500	1,501,582
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37		2,000	2,000,724
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/25/37		2,000	2,001,321
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 6.82%, 07/16/31(a)(b)		500	499,060
CIFC Funding Ltd.(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/24/37		1,000	1,000,366
Series 2019-5A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/38		1,000	999,220
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37		1,500	1,500,241
Clover CLO LLC, Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/20/37(a)(b)		3,500	3,500,926
Security		Par (000)	Value
Asset-Backed Securities (continued)
Diameter Capital CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37	USD	2,800	$ 2,802,555
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.98%, 04/20/38		1,500	1,500,226
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.07%, 04/18/37(a)(b)		1,000	1,000,000
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 04/20/37(a)(b)		1,000	1,000,286
Elmwood CLO 37 Ltd.(a)(b)
Series 2024-13A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/17/38		1,000	997,374
Series 2024-13A, Class D1, (3-mo. CME Term SOFR + 2.60%), 6.27%, 01/17/38		1,000	1,000,147
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/22/38(a)(b)		1,000	997,010
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/20/37(a)(b)		2,000	2,000,586
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/17/37(a)(b)		2,000	2,000,733
Elmwood CLO XII Ltd., Series 2021-5A, Class BR, (3- mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		2,000	2,002,322
GoldenTree Loan Management U.S. CLO Ltd., Series 2025-24A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 10/20/38(a)(b)		1,000	996,778
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/20/38		1,000	1,000,626
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/20/37		1,500	1,500,400
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 04/17/38		1,500	1,500,605
Series 2021-58A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/25/37		1,000	999,754
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/25/37		1,500	1,500,462
HalseyPoint CLO Ltd.(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.15%, 04/20/34		2,000	2,000,664
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 5.14%, 01/30/35		1,000	1,000,250
Kennedy Lewis CLO Ltd.(a)(b)
Series 2024-17A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/22/37		3,000	3,002,603
Series 7A, Class BR, (3-mo. CME Term SOFR + 2.20%), 5.87%, 04/22/37		1,000	996,938
Series 8A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/20/38		2,750	2,750,911
Series 9A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/20/38		1,000	999,986
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/18/37(a)(b)		1,000	1,000,438
Madison Park Funding LVIII Ltd., Series 2024-58A, Class B, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/25/37(a)(b)		1,000	1,000,241
Madison Park Funding LXXI Ltd., Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/23/38(a)(b)		2,500	2,491,786

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Marathon CLO Ltd., Series 2020-15ARRR, Class C1R3, (3-mo. CME Term SOFR + 3.20%), 6.85%, 08/15/37(a)(b)	USD	1,500	$ 1,474,308
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/20/37(a)(b)		1,450	1,449,661
New Mountain CLO Ltd.(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 10/20/38		1,500	1,500,925
Series CLO-5A, Class AR, (3-mo. CME Term SOFR + 1.25%), 4.92%, 07/20/36		2,500	2,498,351
Series CLO-7A, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.87%, 03/31/38		1,500	1,497,772
OCP CLO Ltd.(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/26/38		1,000	999,823
Series 2020-19A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/20/38		2,000	1,995,984
Series 2021-23A, Class AR2, (3-mo. CME Term SOFR + 1.19%), 4.86%, 01/17/39		1,000	998,802
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 6.78%, 07/15/30(a)(b)		500	500,291
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 5.33%, 01/20/30(a)(b)		315	314,780
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.33%, 01/25/31		330	329,958
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 5.63%, 01/25/31		1,000	998,900
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/20/38		1,750	1,750,525
Series 2020-5AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/18/37		1,000	1,000,292
Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/19/38		1,000	999,986
OHA Credit Partners XII Ltd., Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 7.17%, 04/23/37(a)(b)		600	597,286
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.02%, 10/18/37(a)(b)		750	750,219
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.27%, 04/20/37(a)(b)		2,000	2,001,735
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/17/37(a)(b)		2,000	2,001,119
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(a)(b)		1,500	1,500,867
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(a)(b)		1,000	995,518
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/20/38(a)(b)		2,000	2,000,575
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/26/37(a)(b)	USD	2,000	$ 2,001,067
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/25/37(a)(b)		1,500	1,500,750
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.12%, 10/20/30(a)(b)		—	250
RR Ltd.(a)(b)
Series 2018-5A, Class CR, (3-mo. CME Term SOFR + 3.60%), 7.27%, 07/15/39		650	638,733
Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/39		1,000	1,000,557
Series 2024-29RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/15/39		2,000	2,003,827
Signal Peak CLO Ltd.(a)(b)
Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/20/37		6,000	6,004,011
Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/22/38		2,000	2,000,397
Silver Point CLO Ltd.(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.30%, 04/15/37		1,000	1,000,386
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 03/31/38		1,500	1,502,250
Sixth Street CLO XII Ltd., Series 2018-12A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/17/39(a)(b)		1,000	1,000,850
Sixth Street CLO XIV Ltd., Series 2019-14A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/20/38(a)(b)		1,750	1,751,862
Sixth Street CLO XXII Ltd., Series 2023-22A, Class AR, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/21/38(a)(b)		1,500	1,496,216
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/15/34(a)(b)		2,000	2,000,504
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/25/37(a)(b)		1,388	1,388,062
Trimaran CAVU Ltd., Series 2022-2A, Class AR, (3-mo. CME Term SOFR + 1.24%), 4.91%, 03/27/38(a)(b)		1,000	998,804
Warwick Capital CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/20/37(a)(b)		1,000	1,000,866
Whitebox CLO II Ltd., Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/24/37(a)(b)		1,500	1,500,932
Total Asset-Backed Securities — 12.8% (Cost: $130,952,593)			131,238,917

Shares
Common Stocks
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $5,212)(c)(d)(e)	415	46,480
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc.(c)(d)	667	$ 30,024
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)	99	63
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(c)(d)	895	25,955
IT Services — 0.0%
Travelport LLC(c)(d)	25	25,742
Machinery — 0.0%
United Site Services, Inc.(c)(d)	4,701	34,082
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(c)(d)	934	6,542
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(d)	13,720	228,359
Total Common Stocks — 0.0% (Cost: $483,977)		397,247

		Par (000)
Corporate Bonds
Advertising Agencies — 0.9%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	1,401	1,407,648
7.50%, 06/01/29		380	381,604
7.88%, 04/01/30(f)		901	942,899
7.13%, 02/15/31		1,031	1,080,174
7.50%, 03/15/33		1,011	1,070,647
CMG Media Corp., 8.88%, 06/18/29(b)		54	46,692
Lamar Media Corp., 5.38%, 11/01/33(b)		269	263,277
Neptune Bidco U.S., Inc.(b)
9.29%, 04/15/29		54	54,150
10.38%, 05/15/31		622	627,603
9.50%, 02/15/33		453	439,518
Omnicom Group, Inc., 5.40%, 10/01/48(f)		2,215	1,929,930
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		119	118,719
4.25%, 01/15/29(f)		373	359,572
4.63%, 03/15/30(f)		176	169,809
7.38%, 02/15/31		359	374,334
Stagwell Global LLC, 5.63%, 08/15/29(b)		209	198,979
			9,465,555
Aerospace & Defense — 3.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		350	356,231
ATI, Inc.
5.88%, 12/01/27		253	252,951
7.25%, 08/15/30		657	681,289
5.13%, 10/01/31		656	648,115
Boeing Co.(f)
5.15%, 05/01/30		6,775	6,888,414
7.01%, 05/01/64		2,285	2,526,113
Bombardier, Inc.(b)
8.75%, 11/15/30		576	612,600
7.25%, 07/01/31		165	172,906
7.00%, 06/01/32(f)		362	375,699
6.75%, 06/15/33		436	450,261
Security		Par (000)	Value
Aerospace & Defense (continued)
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)	USD	1,270	$ 1,263,563
General Dynamics Corp., 4.25%, 04/01/50(f)		1,260	1,051,483
Goat Holdco LLC, 6.75%, 02/01/32(b)		452	454,770
Moog, Inc.(b)
4.25%, 12/15/27		320	319,814
5.50%, 10/15/34		156	156,490
Northrop Grumman Corp.
4.03%, 10/15/47		2,400	1,889,120
5.25%, 05/01/50(f)		3,050	2,828,700
RTX Corp.(f)
4.63%, 11/16/48		2,805	2,388,037
3.13%, 07/01/50		3,545	2,331,092
6.40%, 03/15/54		1,100	1,186,145
TransDigm, Inc.(b)
6.75%, 08/15/28		1,695	1,715,577
6.38%, 03/01/29		2,462	2,507,948
6.63%, 03/01/32		1,106	1,127,976
6.00%, 01/15/33		900	899,495
6.38%, 05/31/33		1,057	1,051,364
6.25%, 01/31/34		250	252,758
6.75%, 01/31/34		1,717	1,739,501
6.13%, 07/31/34		1,459	1,434,988
			37,563,400
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		311	319,249
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		152	158,095
			477,344
Automobile Components — 0.6%
American Axle & Manufacturing, Inc.(b)
6.38%, 10/15/32		195	193,000
7.75%, 10/15/33		203	197,620
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		1,071	1,081,422
6.75%, 02/15/30		475	485,687
4.75%, 06/15/31	EUR	250	283,723
6.75%, 09/15/32	USD	879	886,032
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)		250	246,454
Dana, Inc.
4.25%, 09/01/30		59	55,817
4.50%, 02/15/32		96	89,588
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		109	112,861
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(f)		207	195,887
6.63%, 07/15/30		213	208,288
Motherson Global Investments BV, 5.63%, 07/11/29(g)		275	278,911
Qnity Electronics, Inc.(b)
5.75%, 08/15/32		360	360,429
6.25%, 08/15/33		279	282,107
SK On Co. Ltd., 5.38%, 05/11/26(g)		200	200,186
Tenneco, Inc., 8.00%, 11/17/28(b)		683	680,571
			5,838,583
Automobiles — 1.9%
Allison Transmission, Inc., 5.88%, 12/01/33(b)		206	204,737
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	217,022
5.00%, 02/15/32(b)		100	94,701
Carvana Co.(b)(h)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		1,010	1,051,107

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Carvana Co.(b)(h) (continued)
(9.00% PIK), 9.00%, 06/01/31	USD	1,809	$ 1,955,673
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	272,990
Ford Motor Co.
3.25%, 02/12/32		171	148,522
6.10%, 08/19/32		3,129	3,154,638
General Motors Co.(f)
6.25%, 10/02/43		940	923,098
5.95%, 04/01/49		3,455	3,232,908
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(b)		200	198,983
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		90	90,604
Hyundai Capital America, 2.38%, 10/15/27(g)		200	193,552
Hyundai Capital Services, Inc., 5.13%, 02/05/29(g)		225	228,562
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(g)		500	490,470
LCM Investments Holdings II LLC(b)(f)
4.88%, 05/01/29		406	395,081
8.25%, 08/01/31		320	332,398
Lithia Motors, Inc., 5.50%, 10/01/30(b)		223	218,524
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(b)(f)		3,265	3,281,087
6.95%, 09/15/26(g)		75	75,370
7.05%, 09/15/28(g)		150	152,338
6.13%, 09/30/30(b)		575	552,599
Nissan Motor Co. Ltd.
4.81%, 09/17/30(g)		200	181,573
7.75%, 07/17/32(b)		266	269,350
6.38%, 07/17/33(b)	EUR	190	218,500
8.13%, 07/17/35(b)	USD	789	811,756
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		301	292,474
TML Holdings Pte. Ltd., 4.35%, 06/09/26(g)		200	199,500
			19,438,117
Banks — 3.9%
ABQ Finance Ltd., 4.95%, 03/25/30(g)		250	248,522
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(g)		212	208,834
ANB Tier 1 Sukuk Co. Ltd., (5-year CMT + 2.60%), 6.40%(a)(g)(i)		200	195,700
Australia & New Zealand Banking Group Ltd.(a)
(1-day SOFR + 0.68%), 4.35%, 07/16/27(g)		200	200,520
(5-year CMT + 1.70%), 2.57%, 11/25/35(b)(f)		5,445	4,866,581
Bangkok Bank PCL(g)
4.45%, 09/19/28		200	199,706
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)		200	189,240
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(g)		200	200,030
Bank of China Ltd., 1.40%, 04/28/26(g)		200	199,570
Bank of East Asia Ltd., (5-year CMT + 2.30%), 4.88%, 04/22/32(a)(g)		750	746,940
BPCE SA, (1-day SOFR + 2.61%), 6.92%, 01/14/46(a)(b)		3,095	3,164,919
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33(a)(g)		250	259,242
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29(g)		200	199,800
Kasikornbank PCL, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(g)		468	463,381
KeyCorp, (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		1,995	2,115,183
KODIT Global Co. Ltd., Series 2023-1, 4.95%, 05/25/26(g)		200	200,080
Kookmin Bank, 5.25%, 05/08/29(g)		200	205,202
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(f)		5,110	5,517,211
Security		Par (000)	Value
Banks (continued)
Metropolitan Bank & Trust Co.(g)
5.38%, 03/06/29	USD	320	$ 326,480
5.50%, 03/06/34		275	278,437
Nanyang Commercial Bank Ltd., (5-year CMT + 2.10%), 6.00%, 08/06/34(a)(g)		250	256,925
Philippine National Bank, 4.85%, 10/23/29(g)		200	199,000
Riyad Sukuk Ltd., (5-year CMT + 2.25%), 6.21%, 07/14/35(a)(g)		400	397,836
Saudi Awwal Bank, (5-year CMT + 2.20%), 5.95%, 09/04/35(a)(g)		200	195,880
Standard Chartered PLC(a)(g)
(1-day SOFR + 1.68%), 5.34%, 05/13/31		400	407,424
(1-year CMT + 2.10%), 6.10%, 01/11/35		200	207,438
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)(f)		9,310	9,333,453
United Overseas Bank Ltd., 1.25%, 04/14/26(g)		200	199,780
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		192	187,715
Wells Fargo & Co.(f)
5.61%, 01/15/44		4,119	3,941,460
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	4,041,383
Westpac Banking Corp., (1-day SOFR + 0.81%), 4.48%, 04/16/29(a)		200	201,208
			39,555,080
Beverages(f) — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		5,712	5,147,495
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	4,855,858
			10,003,353
Biotechnology — 0.7%
Baxalta, Inc., 5.25%, 06/23/45(f)		6,000	5,584,827
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(b)		430	423,359
Genmab AS/Genmab Finance LLC(b)
6.25%, 12/15/32		228	233,753
7.25%, 12/15/33		561	587,216
			6,829,155
Building Materials(b) — 1.1%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33		286	295,223
Builders FirstSource, Inc.
6.38%, 03/01/34		209	206,328
6.75%, 05/15/35		224	223,785
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30		3,982	4,049,929
6.75%, 07/15/31		230	236,545
Jeld-Wen, Inc.
4.88%, 12/15/27		345	233,921
7.00%, 09/01/32(f)		100	46,621
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		163	160,587
9.75%, 07/15/28		93	92,906
Quikrete Holdings, Inc.
6.38%, 03/01/32		1,724	1,748,141
6.75%, 03/01/33		395	401,178
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28		245	243,152
Standard Building Solutions, Inc.
6.50%, 08/15/32		861	861,445
6.25%, 08/01/33		511	505,254
5.88%, 03/15/34		358	345,180
Standard Industries, Inc.
4.38%, 07/15/30		1,443	1,360,121
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc. (continued)
3.38%, 01/15/31	USD	393	$ 352,272
Wilsonart LLC, 11.00%, 08/15/32		426	308,800
			11,671,388
Building Products(b) — 0.4%
LBM Acquisition LLC, 9.50%, 06/15/31		297	258,523
QXO Building Products, Inc., 6.75%, 04/30/32		1,156	1,179,109
White Cap Supply Holdings LLC, 7.38%, 11/15/30		2,368	2,296,943
			3,734,575
Capital Markets — 2.1%
ARES Strategic Income Fund, 5.45%, 09/09/28(b)(f)		4,275	4,230,512
Blue Owl Capital Corp., 6.20%, 07/15/30(f)		703	692,841
CFAMC II Co. Ltd., 4.63%, 06/03/26(g)		200	199,932
China Ping An Insurance Overseas Holdings Ltd., 6.13%, 05/16/34(g)		200	211,928
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		460	427,912
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		181	179,759
Gaci First Investment Co., 5.25%, 10/13/32(g)		200	199,724
Golub Capital Private Credit Fund, 5.45%, 08/15/28(f)		7,840	7,731,787
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		2,670	2,616,353
9.75%, 01/15/29		274	269,384
4.38%, 02/01/29(f)		252	215,047
10.00%, 11/15/29(b)		110	108,366
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		100	98,889
6.75%, 05/01/33		339	343,939
Nomura Holdings, Inc., (5-year CMT + 1.30%), 5.04%, 06/10/36(a)		400	388,021
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		433	433,054
8.00%, 08/01/33		602	594,296
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)		2,925	2,989,553
			21,931,297
Chemicals — 2.8%
Celanese U.S. Holdings LLC
7.00%, 02/15/31		33	33,884
6.75%, 04/15/33(f)		241	247,257
7.38%, 02/15/34		274	280,720
Chemours Co.(b)
5.75%, 11/15/28		894	885,171
4.63%, 11/15/29		461	432,305
7.88%, 03/15/34		251	250,927
DuPont de Nemours, Inc., 5.42%, 11/15/48(f)		7,500	6,940,824
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,958,870
FMC Corp.
3.45%, 10/01/29		142	126,841
4.50%, 10/01/49		68	42,080
6.38%, 05/18/53		49	36,920
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(g)		200	176,314
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	168,080
Ingevity Corp., 3.88%, 11/01/28(b)		100	95,995
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)		400	380,929
Kraton Corp., 5.00%, 07/15/27(g)		200	201,814
LG Chem Ltd., 2.38%, 07/07/31(g)		200	176,180
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,202,494
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)(f)		274	280,320
Olympus Water U.S. Holding Corp.(b)
6.25%, 10/01/29(f)		200	189,008
Security		Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.(b) (continued)
7.25%, 06/15/31	USD	970	$ 947,402
7.25%, 02/15/33		1,796	1,713,566
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		676	662,987
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		1,061	1,034,867
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		533	525,561
WR Grace Holdings LLC(b)
5.63%, 08/15/29(f)		2,729	2,509,914
7.38%, 03/01/31		297	297,766
6.63%, 08/15/32		405	394,614
7.00%, 08/01/33		373	362,248
			28,555,858
Commercial Services & Supplies — 3.1%
ADT Security Corp.(b)
4.88%, 07/15/32		413	385,774
5.88%, 10/15/33		583	564,641
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		617	630,597
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		3,048	3,143,143
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(f)		1,400	1,352,787
6.88%, 06/15/30		1,102	1,117,078
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		2,672	2,609,720
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		1,030	1,036,504
Brink’s Co.(b)
6.50%, 06/15/29		225	228,483
6.75%, 06/15/32		340	344,153
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		805	759,692
4.88%, 07/01/29(f)		1,060	919,747
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		1,005	981,835
Deluxe Corp., 8.13%, 09/15/29(b)		164	170,246
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		1,350	1,349,523
7.88%, 12/01/30		909	949,173
7.00%, 05/01/31		1,515	1,553,072
7.00%, 06/15/32(f)		799	819,068
5.88%, 04/15/33		585	572,357
Garda World Security Corp.(b)
7.75%, 02/15/28		606	616,464
6.00%, 06/01/29		89	84,712
8.25%, 08/01/32		765	756,993
8.38%, 11/15/32		1,624	1,625,103
Herc Holdings, Inc.(b)
6.63%, 06/15/29(f)		199	202,269
7.00%, 06/15/30		503	515,761
5.75%, 03/15/31		189	186,140
7.25%, 06/15/33		307	314,596
6.00%, 03/15/34		195	188,516
Hertz Corp., 12.63%, 07/15/29(b)		191	167,594
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26(b)		2	2,002
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		788	797,617
Service Corp. International
5.13%, 06/01/29		468	464,971
3.38%, 08/15/30		1,331	1,228,010
4.00%, 05/15/31		364	339,297
5.75%, 10/15/32		1,280	1,277,537
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		682	640,301
United Rentals North America, Inc., 5.38%, 11/15/33(b)		696	676,776

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	216	$ 224,478
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		720	736,198
Williams Scotsman, Inc.(b)
4.63%, 08/15/28		269	264,629
6.63%, 06/15/29		35	35,394
6.63%, 04/15/30		409	415,458
7.38%, 10/01/31		436	447,065
			31,695,474
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		227	212,978
Construction & Engineering — 0.4%
AECOM, 6.00%, 08/01/33(b)		719	718,210
Arcosa, Inc., 6.88%, 08/15/32(b)		76	77,873
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		1,967	1,797,666
Dycom Industries, Inc., 4.50%, 04/15/29(b)		26	25,220
Hanwha Futureproof Corp., 4.75%, 04/30/28(g)		375	377,918
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(g)		200	200,000
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)		541	498,411
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(g)		200	180,344
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(b)		214	204,958
			4,080,600
Consumer Finance — 1.6%
Block, Inc.
2.75%, 06/01/26		694	690,836
5.63%, 08/15/30(b)		443	440,552
6.50%, 05/15/32		2,055	2,073,764
6.00%, 08/15/33(b)		555	545,833
Global Payments, Inc., 5.95%, 08/15/52(f)		4,547	4,184,166
Hyundai Card Co. Ltd., 5.75%, 04/24/29(g)		345	355,564
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)		398	308,062
Muthoot Finance Ltd.(g)
7.13%, 02/14/28		475	477,375
6.38%, 03/02/30		825	812,625
Navient Corp.
9.38%, 07/25/30		83	80,912
7.88%, 06/15/32(f)		183	163,153
OneMain Finance Corp.
6.63%, 05/15/29		429	429,417
5.38%, 11/15/29		1,224	1,180,319
7.88%, 03/15/30		388	400,407
6.13%, 05/15/30		422	412,649
4.00%, 09/15/30		109	98,436
7.50%, 05/15/31		64	64,342
7.13%, 11/15/31		121	119,886
6.75%, 03/15/32(f)		423	410,410
7.13%, 09/15/32		200	196,971
6.50%, 03/15/33		418	399,577
6.75%, 09/15/33		481	461,208
Piramal Finance Ltd., 7.80%, 01/29/28(g)		200	201,375
Shift4 Payments, Inc.(b)
6.75%, 08/15/32		1,148	1,128,880
5.50%, 05/15/33	EUR	350	381,390
WEX, Inc., 6.50%, 03/15/33(b)	USD	452	442,767
			16,460,876
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos, Inc.(b)
5.50%, 03/31/31		212	209,599
6.25%, 03/15/33(f)		240	241,609
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Albertsons Cos, Inc.(b) (continued)
5.75%, 03/31/34	USD	725	$ 709,301
Albertsons Cos., Inc., 5.63%, 03/31/32(b)		176	173,275
Boots Group Finco LP(b)
5.38%, 08/31/32	EUR	465	534,742
7.38%, 08/31/32	GBP	205	269,472
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(g)	USD	200	181,967
CK Hutchison International 23 Ltd.(g)
4.75%, 04/21/28		400	403,200
4.88%, 04/21/33		400	401,456
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(g)		200	207,012
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		214	222,785
Performance Food Group, Inc.(b)
4.25%, 08/01/29		851	817,440
6.13%, 09/15/32		712	713,315
5.63%, 03/01/34		737	710,831
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		275	264,656
U.S. Foods, Inc.(b)
6.88%, 09/15/28		132	134,911
4.75%, 02/15/29		595	587,089
7.25%, 01/15/32		338	349,752
United Natural Foods, Inc., 6.75%, 10/15/28(b)		259	259,204
Walmart, Inc., 5.25%, 09/01/35(f)		5,150	5,368,226
			12,759,842
Containers & Packaging — 3.0%
Ardagh Group SA
9.50%, 12/01/30(b)		781	819,027
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(g)(h)	EUR	304	288,499
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(b)(h)	USD	700	588,245
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
3.25%, 09/01/28		200	190,215
4.00%, 09/01/29(f)		2,600	2,380,824
6.25%, 01/30/31		406	402,514
Ball Corp.
3.13%, 09/15/31(f)		234	210,737
4.25%, 07/01/32	EUR	185	211,328
5.50%, 09/15/33(f)	USD	255	255,146
Canpack SA/Canpack U.S. LLC, 2.38%, 11/01/27(g)	EUR	200	224,112
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	193	189,538
6.88%, 01/15/30		361	350,882
6.75%, 04/15/32		106	100,291
Crown Americas LLC, 5.88%, 06/01/33		753	752,652
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	223,144
International Paper Co.(f)
8.70%, 06/15/38		4,000	4,937,584
7.30%, 11/15/39		10,000	11,129,454
LABL, Inc.(b)
5.88%, 11/01/28(j)		428	205,440
9.50%, 11/01/28		771	370,080
8.63%, 10/01/31(j)		433	207,840
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30(f)		5,124	5,124,000
9.25%, 04/15/30		207	192,338
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		59	59,122
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp.(b)
4.00%, 12/01/27	USD	205	$ 204,487
5.00%, 04/15/29		86	86,645
6.50%, 07/15/32		89	93,357
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		121	122,516
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	390	436,286
Trivium Packaging Finance BV(b)
6.63%, 07/15/30		110	127,768
8.25%, 07/15/30	USD	180	188,331
12.25%, 01/15/31		200	216,542
			30,888,944
Distributors(b) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		6	5,687
Gates Corp., 6.88%, 07/01/29		419	429,910
Resideo Funding, Inc.
4.00%, 09/01/29		97	91,669
6.50%, 07/15/32(f)		497	489,683
			1,016,949
Diversified REITs — 2.2%
American Tower Corp., 3.60%, 01/15/28		4,000	3,940,304
Crown Castle, Inc.
3.65%, 09/01/27(f)		8,000	7,904,256
4.15%, 07/01/50		820	614,013
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		725	646,318
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		403	380,457
Iron Mountain, Inc.(b)
4.88%, 09/15/27(f)		606	604,830
5.63%, 07/15/32		493	478,590
6.25%, 01/15/33		326	324,957
4.75%, 01/15/34	EUR	700	752,876
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	747	746,768
6.25%, 09/15/32		438	429,944
SBA Communications Corp., 3.13%, 02/01/29(f)		3,003	2,845,555
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)		153	143,908
VICI Properties LP, 5.13%, 05/15/32		3,155	3,109,124
			22,921,900
Diversified Telecommunication Services — 8.3%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)		983	975,843
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		358	368,855
AT&T, Inc.
4.65%, 06/01/44		28	23,730
4.35%, 06/15/45		95	76,635
3.50%, 09/15/53(f)		15,960	10,465,553
Black Pearl Compute LLC, 6.13%, 02/15/31(b)		1,030	1,048,331
Cipher Compute LLC, 7.13%, 11/15/30(b)		629	651,662
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		317	333,021
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(h)		2,631	2,656,464
10.75%, 11/30/29		1,571	1,696,781
Fibercop SpA, 6.00%, 09/30/34(b)		600	570,772
Flash Compute LLC, 7.25%, 12/31/30(b)		1,205	1,213,183
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		640	639,900
6.75%, 05/01/29(b)		146	146,183
5.88%, 11/01/29		268	269,384
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC (continued)
6.00%, 01/15/30(b)	USD	358	$ 360,142
8.75%, 05/15/30(b)		2,617	2,685,267
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(g)(i)		700	695,072
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(g)		200	199,124
Level 3 Financing, Inc.(b)
3.63%, 01/15/29		80	75,000
6.88%, 06/30/33		2,536	2,582,972
7.00%, 03/31/34		2,315	2,369,601
8.50%, 01/15/36		2,395	2,499,493
NTT Finance Corp., 3.68%, 07/16/33(g)	EUR	175	199,971
Sable International Finance Ltd., 7.13%, 10/15/32(b)	USD	639	628,845
Sprint Capital Corp.
6.88%, 11/15/28		3,063	3,238,537
8.75%, 03/15/32		2,041	2,426,892
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)		2,777	2,745,044
Telecom Italia Capital SA, 7.72%, 06/04/38		478	532,342
Telefonica Emisiones SA, 5.21%, 03/08/47(f)		5,000	4,341,693
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
6.50%, 02/15/29		106	102,951
Series Feb, 8.63%, 06/15/32		979	997,098
Verizon Communications, Inc.(f)
6.40%, 09/15/33		9,475	10,281,638
6.55%, 09/15/43		13,225	14,171,444
5.01%, 04/15/49		6,998	6,163,737
Windstream Services LLC, 7.50%, 10/15/33(b)		501	520,865
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		1,232	1,287,633
WULF Compute LLC, 7.75%, 10/15/30(b)		1,116	1,179,255
Zayo Group Holdings, Inc.(b)(h)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30		3,122	3,103,346
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		496	462,889
			84,987,148
Electric Utilities — 3.9%
Alpha Generation LLC, 6.75%, 10/15/32(b)(f)		336	340,917
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		286	279,443
Chugoku Electric Power Co., Inc., 5.74%, 01/14/35(g)		200	205,343
Constellation Energy Generation LLC, 5.00%, 02/01/31(b)		100	100,269
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(g)		200	201,188
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		600	606,744
Emera, Inc., Series 16-A, (3-mo. SOFR US + 5.7%), 6.75%, 06/15/76(a)		7,500	7,510,725
FirstEnergy Corp., 2.65%, 03/01/30		73	67,583
Hokkaido Electric Power Co., Inc., 4.59%, 09/04/30(g)		400	397,056
Minejesa Capital BV, 4.63%, 08/10/30(g)		130	127,853
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(g)		350	344,499
NextEra Energy Capital Holdings, Inc., (3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(a)(f)		5,000	4,882,678
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42		2,750	2,608,098
Pacific Gas and Electric Co., 4.20%, 06/01/41		2,310	1,861,464
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		150	146,468
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(g)
3.00%, 06/30/30		350	318,063
1.88%, 11/05/31	EUR	200	203,168
PG&E Corp., 5.25%, 07/01/30	USD	226	223,015

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Progress Energy, Inc., 7.00%, 10/30/31(f)	USD	12,000	$ 13,186,306
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(g)		200	186,200
State Grid Overseas Investment BVI Ltd., 3.50%, 05/04/27(g)		200	198,824
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		76	79,730
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(g)		200	199,636
TransAlta Corp., 5.88%, 02/01/34		269	267,190
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		812	811,999
5.00%, 07/31/27		23	22,919
7.75%, 10/15/31		718	752,092
6.88%, 04/15/32		420	434,678
VoltaGrid LLC, 7.38%, 11/01/30(b)		1,670	1,724,791
XPLR Infrastructure Operating Partners LP(b)
8.38%, 01/15/31(f)		654	688,466
8.63%, 03/15/33		50	52,821
7.75%, 04/15/34		874	902,625
			39,932,851
Electronic Equipment, Instruments & Components(b) — 0.6%
Coherent Corp., 5.00%, 12/15/29(f)		487	477,661
Sensata Technologies, Inc.
4.38%, 02/15/30		2,150	2,056,117
3.75%, 02/15/31(f)		416	385,848
6.63%, 07/15/32		612	624,230
WESCO Distribution, Inc.
7.25%, 06/15/28		1,043	1,048,688
5.25%, 04/15/31		243	241,550
6.63%, 03/15/32		172	176,047
6.38%, 03/15/33		346	352,492
5.50%, 04/15/34		386	380,152
Zebra Technologies Corp., 6.50%, 06/01/32		166	167,131
			5,909,916
Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.25%, 04/01/28		21	21,000
6.63%, 09/01/32		672	685,208
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		377	373,254
Enerflex, Inc., 6.88%, 01/15/31(b)		48	49,009
Kodiak Gas Services LLC(b)
7.25%, 02/15/29(f)		757	784,293
5.88%, 04/01/31		616	619,051
6.50%, 10/01/33		408	412,407
6.75%, 10/01/35(f)		383	389,094
Oceaneering International, Inc., 6.00%, 02/01/28		101	101,411
Star Holding LLC, 8.75%, 08/01/31(b)		366	371,320
Tidewater, Inc., 9.13%, 07/15/30(b)		266	283,378
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		526	538,191
6.25%, 10/01/33		724	721,723
Weatherford International Ltd., 6.75%, 10/15/33(b)		671	685,607
			6,034,946
Entertainment — 1.6%
Boyne USA, Inc., 4.75%, 05/15/29(b)		611	592,668
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(b)		290	281,902
Security		Par (000)	Value
Entertainment (continued)
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29(f)	USD	360	$ 346,282
7.00%, 02/15/30(f)		2,677	2,710,061
6.50%, 02/15/32		782	772,896
Champion Path Holdings Ltd., 4.85%, 01/27/28(g)		500	478,355
Churchill Downs, Inc.(b)
4.75%, 01/15/28		730	720,158
5.75%, 04/01/30		1,506	1,489,378
6.75%, 05/01/31		560	570,529
Cinemark USA, Inc., 7.00%, 08/01/32(b)		109	111,996
Discovery Global Holdings, Inc.
4.28%, 03/15/32		35	30,975
5.05%, 03/15/42		108	71,151
Flutter Treasury DAC, 6.38%, 04/29/29(b)		224	228,040
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		346	337,560
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		218	222,229
7.50%, 09/01/31(f)		309	317,127
6.25%, 10/01/33		5	4,899
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27(f)		425	422,358
3.75%, 01/15/28		155	151,161
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		600	500,743
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		313	303,553
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		333	340,902
Motion Bondco DAC, 6.63%, 11/15/27(b)		204	195,272
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		242	147,620
5.88%, 09/01/31		310	170,500
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)		181	180,543
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		221	219,336
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		336	289,051
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		140	140,226
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		388	355,990
Vail Resorts, Inc.(b)
5.63%, 07/15/30		265	262,808
6.50%, 05/15/32		518	523,838
Voyager Parent LLC, 9.25%, 07/01/32(b)		396	411,133
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		1,236	1,220,020
7.13%, 02/15/31(f)		663	694,986
6.25%, 03/15/33		248	245,421
			16,061,667
Environmental, Maintenance & Security Service(b) — 0.6%
Clean Harbors, Inc.
5.13%, 07/15/29		1,142	1,127,978
6.38%, 02/01/31		100	101,558
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34		675	662,037
GFL Environmental, Inc.
4.00%, 08/01/28		36	34,996
4.75%, 06/15/29		379	371,857
4.38%, 08/15/29		629	611,969
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc. (continued)
6.75%, 01/15/31	USD	653	$ 675,742
Luna 15 SARL, (10.50% PIK), 10.50%, 07/01/32(h)	EUR	140	171,528
Madison IAQ LLC, 5.88%, 06/30/29(f)	USD	939	920,839
Reworld Holding Corp., 4.88%, 12/01/29		142	133,120
Waste Pro USA, Inc., 7.00%, 02/01/33		1,318	1,332,829
			6,144,453
Financial Services — 5.6%
Azorra Finance Ltd.(b)
7.75%, 04/15/30		223	229,851
7.25%, 01/15/31		147	148,424
6.25%, 02/15/34		144	133,838
Bank of America Corp.(a)(f)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	9,215,994
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,174,337
BOC Aviation USA Corp., 5.25%, 01/14/30(g)		200	205,333
China Cinda 2020 I Management Ltd.(g)
3.25%, 01/28/27		200	198,002
3.00%, 03/18/27		200	197,169
CITIC Ltd., 3.70%, 06/14/26(g)		200	199,702
Citigroup, Inc.
6.68%, 09/13/43		4,125	4,410,495
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,740	2,836,224
CMB International Leasing Management Ltd., (1-day SOFR + 0.76%), 4.41%, 06/04/27(a)(g)		200	200,375
CrossCountry Intermediate HoldCo LLC(b)
6.50%, 10/01/30		72	68,626
6.75%, 12/01/32		16	15,055
CS Treasury Management Services P Ltd., 9.00%(b)(i)		107	106,788
Deutsche Bank AG, (1-day SOFR + 2.51%), 6.82%, 11/20/29(a)		3,975	4,173,622
Far East Horizon Ltd.(g)
6.63%, 04/16/27		290	291,813
5.88%, 03/05/28		200	199,250
Freedom Mortgage Holdings LLC(b)
6.88%, 05/01/31		90	84,142
9.13%, 05/15/31		298	302,917
8.38%, 04/01/32		42	41,315
GGAM Finance Ltd.(b)
8.00%, 06/15/28		202	209,647
6.88%, 04/15/29		462	472,277
5.88%, 03/15/30		286	284,928
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		542	549,967
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)		1,830	1,815,415
HSBC Holdings PLC, (1-day SOFR + 1.57%), 5.23%, 05/13/31(a)		400	403,180
JIC Zhixin Ltd., 3.50%, 11/24/27(g)		200	197,822
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(f)		11,000	11,389,062
Manappuram Finance Ltd., 7.38%, 05/12/28(g)		200	200,970
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	194,077
5.63%, 01/15/30		600	559,116
Mitsubishi UFJ Financial Group, Inc., (1-day SOFR + 1.48%), 5.15%, 04/24/31(a)		400	406,414
Mizuho Financial Group, Inc., (1-day SOFR + 1.25%), 4.93%, 07/08/31(a)		275	277,358
Muangthai Capital PCL, 7.55%, 07/21/30(g)		475	470,250
Security		Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29(f)	USD	301	$ 307,913
7.13%, 11/15/30		307	305,089
6.88%, 05/15/32		262	252,828
6.75%, 02/15/34		148	138,504
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		806	811,070
Power Finance Corp. Ltd., 3.75%, 12/06/27(g)		200	197,070
Rocket Cos., Inc.(b)
6.50%, 08/01/29		682	689,676
6.13%, 08/01/30		1,564	1,578,431
6.38%, 08/01/33		1,292	1,305,881
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)		121	119,691
3.88%, 03/01/31		157	144,876
4.00%, 10/15/33		45	40,337
Sammaan Capital Ltd., 7.50%, 10/16/30(g)		275	266,819
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)(f)		6,135	6,123,946
UWM Holdings LLC(b)
6.63%, 02/01/30		560	528,176
6.25%, 03/15/31		345	314,187
			56,988,249
Food Products — 1.7%
Aramark Services, Inc., 5.00%, 02/01/28(b)		225	223,672
B&G Foods, Inc., 8.00%, 09/15/28(b)		127	125,058
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(b)(h)		1,715	1,824,271
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		640	629,137
7.63%, 07/01/29		1,660	1,696,283
Darling Global Finance BV, 4.50%, 07/15/32(b)	EUR	235	270,284
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(f)	USD	391	393,732
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		28	28,506
9.63%, 09/15/32		119	121,198
General Mills, Inc., 4.20%, 04/17/28		620	616,770
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	66,447
5.00%, 07/15/35		214	207,876
7.13%, 08/01/39(b)		4,415	4,823,131
4.63%, 10/01/39		100	88,163
5.00%, 06/04/42		12	10,552
4.38%, 06/01/46		158	123,531
5.50%, 06/01/50(f)		2,825	2,524,606
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		460	454,602
4.13%, 01/31/30(f)		515	490,304
4.38%, 01/31/32		643	597,316
Post Holdings, Inc.(b)
4.63%, 04/15/30(f)		434	416,642
4.50%, 09/15/31		72	66,946
6.25%, 02/15/32		158	159,634
6.38%, 03/01/33		113	111,321
6.25%, 10/15/34		438	428,892
6.50%, 03/15/36		605	592,489
			17,091,363
Ground Transportation — 1.3%
CSX Corp., 3.80%, 04/15/50		770	572,053

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	USD	625	$ 632,469
Norfolk Southern Corp., 6.00%, 03/15/2105(f)		12,700	12,284,236
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		289	296,807
			13,785,565
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.(b)
4.63%, 07/15/28(f)		2,191	2,138,446
3.88%, 11/01/29		395	370,586
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		1,975	2,039,188
Hologic, Inc., 3.25%, 02/15/29(b)		18	17,969
Insulet Corp., 6.50%, 04/01/33(b)		314	320,500
Medline Borrower LP, 5.25%, 10/01/29(b)		3,037	3,010,254
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		915	932,369
Medtronic, Inc., 4.63%, 03/15/45		647	576,914
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		288	302,493
Teleflex, Inc., 4.25%, 06/01/28(b)(f)		637	619,420
			10,328,139
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(f)		117	119,787
Aetna, Inc., 3.88%, 08/15/47		3,500	2,545,056
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		609	602,254
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		68	63,260
CHS/Community Health Systems, Inc.(b)
5.25%, 05/15/30(f)		762	718,172
4.75%, 02/15/31		384	354,019
10.88%, 01/15/32		388	416,270
9.75%, 01/15/34		2,090	2,169,144
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		433	447,663
DaVita, Inc.(b)
6.88%, 09/01/32		129	132,151
6.75%, 07/15/33		75	76,287
Elevance Health, Inc., 4.55%, 03/01/48		5,000	4,133,221
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(f)		88	83,398
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		186	162,948
HCA, Inc.
5.38%, 09/01/26		359	359,279
5.63%, 09/01/28		833	849,528
5.25%, 06/15/49		3,500	3,088,568
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	1,097,130
IQVIA, Inc.(b)
5.00%, 10/15/26		354	353,617
5.00%, 05/15/27		200	199,244
6.25%, 06/01/32		1,163	1,181,016
LifePoint Health, Inc.(b)
9.88%, 08/15/30		184	194,582
11.00%, 10/15/30(f)		698	750,678
8.38%, 02/15/32		92	98,249
10.00%, 06/01/32(f)		446	455,469
Molina Healthcare, Inc.(b)
3.88%, 11/15/30		179	160,031
6.50%, 02/15/31		474	465,992
6.25%, 01/15/33		116	112,473
Option Care Health, Inc., 4.38%, 10/31/29(b)		461	444,311
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		150	155,550
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		279	288,199
Star Parent, Inc., 9.00%, 10/01/30(b)		453	469,308
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(f)		1,151	1,130,481
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.13%, 06/15/30	USD	243	$ 244,580
6.75%, 05/15/31(f)		3,342	3,415,969
5.50%, 11/15/32(b)		351	347,763
6.00%, 11/15/33(b)		359	363,253
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(f)		360	347,777
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)		10,000	11,257,536
			39,854,213
Health Care REITs(b) — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30		173	174,486
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32		1,071	1,085,793
			1,260,279
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		315	318,857
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		159	159,288
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29(f)		1,704	1,651,851
6.50%, 04/01/32(f)		1,044	1,062,913
6.50%, 06/15/33		296	301,410
5.75%, 03/15/34		671	662,179
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		199	186,381
Service Properties Trust
0.00%, 09/30/28(b)(k)		340	309,330
8.63%, 11/15/31(b)		1,619	1,690,757
8.88%, 06/15/32(f)		268	265,625
XHR LP, 6.63%, 05/15/30(b)		154	155,479
			6,764,070
Hotels, Restaurants & Leisure — 1.4%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		1,128	1,102,596
4.38%, 01/15/28		2,509	2,473,853
5.63%, 09/15/29		166	166,362
4.00%, 10/15/30		176	165,427
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		821	784,652
6.75%, 01/15/30(f)		228	212,964
Fortune Star BVI Ltd., 6.80%, 09/09/29(g)		200	188,985
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32		324	328,861
5.88%, 03/15/33		882	887,385
5.75%, 09/15/33		195	194,120
5.50%, 03/31/34		311	303,840
Las Vegas Sands Corp.
3.50%, 08/18/26		96	95,490
3.90%, 08/08/29		88	84,790
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		390	288,469
McDonald’s Corp., 4.20%, 04/01/50		480	378,313
Melco Resorts Finance Ltd.
5.75%, 07/21/28(g)		300	294,579
5.38%, 12/04/29(b)		586	561,828
7.63%, 04/17/32(b)		576	584,775
7.63%, 04/17/32(g)		200	203,047
MGM China Holdings Ltd.
5.88%, 05/15/26(g)		200	199,688
7.13%, 06/26/31(b)		200	204,100
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International, 6.13%, 09/15/29	USD	591	$ 594,502
Station Casinos LLC(b)
4.63%, 12/01/31		677	632,108
6.63%, 03/15/32		146	146,566
Studio City Co. Ltd., 7.00%, 02/15/27(g)		200	199,600
Studio City Finance Ltd.(g)
6.50%, 01/15/28		300	296,448
5.00%, 01/15/29		530	496,806
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(b)		180	177,116
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		3	2,989
Wynn Macau Ltd.
5.63%, 08/26/28(b)		1,701	1,672,019
5.13%, 12/15/29(b)		614	587,015
6.75%, 02/15/34(g)		350	340,375
			14,849,668
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		178	171,723
Beazer Homes USA, Inc., 5.88%, 10/15/27		72	71,652
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		699	641,774
Central Garden & Pet Co., 4.13%, 10/15/30(f)		159	149,590
Century Communities, Inc., 6.63%, 09/15/33(b)		222	217,481
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		168	170,704
Empire Communities Corp., 9.75%, 05/01/29(b)		73	73,299
Installed Building Products, Inc., 5.63%, 02/01/34(b)		273	266,392
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		427	422,169
8.38%, 10/01/33		370	365,890
Lennar Corp., 5.25%, 06/01/26		890	890,460
LGI Homes, Inc.(b)
8.75%, 12/15/28		183	187,233
7.00%, 11/15/32		334	309,694
Mattamy Group Corp.(b)
4.63%, 03/01/30		427	405,971
6.00%, 12/15/33		87	81,698
Meritage Homes Corp., 1.75%, 05/15/28(l)		545	524,835
Newell Brands, Inc.
8.50%, 06/01/28(b)		277	285,919
6.63%, 09/15/29		67	65,398
6.38%, 05/15/30		94	90,232
6.63%, 05/15/32		118	112,924
PulteGroup, Inc., 7.88%, 06/15/32		56	64,074
Risewell Homes, Inc.(b)
9.25%, 10/01/29		324	327,288
8.50%, 11/01/30		73	71,381
Scotts Miracle-Gro Co.
4.50%, 10/15/29		45	43,991
4.00%, 04/01/31		250	230,961
4.38%, 02/01/32		187	174,651
Sekisui House Ltd., 5.10%, 10/23/34(g)		200	196,342
Somnigroup International, Inc.(b)
4.00%, 04/15/29		563	541,410
3.88%, 10/15/31		9	8,182
STL Holding Co. LLC, 8.75%, 02/15/29(b)		171	176,666
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)		269	269,235
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	34,850
			7,644,069
Independent Power and Renewable Electricity Producers — 1.0%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		520	547,529
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC(b)
4.75%, 03/15/28	USD	592	$ 584,101
3.75%, 01/15/32		255	232,449
India Green Power Holdings, 4.00%, 02/22/27(g)		560	545,440
JERA Co., Inc., 3.67%, 04/14/27(g)		200	198,330
Lightning Power LLC, 7.25%, 08/15/32(b)		13	13,513
NRG Energy, Inc.(b)
5.75%, 07/15/29		555	554,171
6.00%, 02/01/33		1,028	1,028,262
5.75%, 01/15/34		778	767,438
6.25%, 11/01/34		1,193	1,202,511
6.00%, 01/15/36		2,075	2,056,132
ReNew Pvt Ltd., 5.88%, 03/05/27(g)		200	197,292
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(g)		550	518,203
San Miguel Global Power Holdings Corp.(a)(g)(i)
(5-year CMT + 6.40%), 8.13%		200	194,782
(5-year CMT + 7.73%), 8.75%		200	198,064
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		247	249,618
XPLR Infrastructure LP, 2.50%, 06/15/26(b)(l)		840	831,600
			9,919,435
Industrial Conglomerates(b) — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33		165	165,817
Avient Corp., 6.25%, 11/01/31		204	205,425
Axon Enterprise, Inc., 6.25%, 03/15/33		94	95,950
Enpro, Inc., 6.13%, 06/01/33		208	210,385
Entegris, Inc., 4.75%, 04/15/29		2	1,977
			679,554
Insurance — 6.7%
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(g)(i)		200	199,782
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		26	25,481
6.75%, 10/15/27(f)		222	221,831
6.75%, 04/15/28		356	357,940
5.88%, 11/01/29		2	1,935
7.00%, 01/15/31		1,283	1,293,921
6.50%, 10/01/31		57	55,971
7.38%, 10/01/32		1,090	1,079,592
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 6.85%, 08/15/53(a)(f)		5,000	4,998,626
AmWINS Group, Inc.(b)
6.38%, 02/15/29		236	237,367
4.88%, 06/30/29		380	364,026
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		439	416,320
Aon Global Ltd., 4.25%, 12/12/42(f)		6,500	5,354,909
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		333	301,122
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)		2,052	2,076,043
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		1,967	1,927,193
Asurion LLC/Asurion Co-Issuer, Inc.(b)
8.00%, 12/31/32		1,183	1,227,301
8.38%, 02/01/34		1,039	1,008,726
Farmers Exchange Capital II, (3-mo. CME Term SOFR + 4.01%), 6.15%, 11/01/53(a)(b)(f)		4,890	4,760,068
Fubon Life Singapore Pte. Ltd., 5.45%, 12/10/35(g)		400	393,624
FWD Group Holdings Ltd., 7.64%, 07/02/31(g)		400	435,304
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(g)		200	199,114

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
7.25%, 02/15/31	USD	2,166	$ 2,184,240
8.13%, 02/15/32		1,364	1,278,000
HUB International Ltd.(b)
7.25%, 06/15/30		4,769	4,885,383
7.38%, 01/31/32(f)		5,376	5,483,321
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		816	829,405
6.88%, 10/01/33		399	365,013
Meiji Yasuda Life Insurance Co.(a)(g)
(5-year CMT + 2.91%), 6.10%, 06/11/55		600	600,548
(5-year CMT + 3.03%), 5.80%, 09/11/54		350	345,927
Nanshan Life Pte. Ltd.(g)
5.45%, 09/11/34		200	193,090
(5-year CMT + 1.85%), 5.88%, 03/17/41(a)		200	193,952
Nippon Life Insurance Co., (5-year CMT + 3.19%), 6.50%, 04/30/55(a)(b)(f)		7,195	7,418,592
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(f)		12,000	12,441,062
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		3,484	3,495,703
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35(g)		275	282,893
Ryan Specialty LLC(b)
4.38%, 02/01/30		226	218,942
5.88%, 08/01/32		373	368,660
Tongyang Life Insurance Co. Ltd., (5-year CMT + 2.40%), 6.25%, 05/07/35(a)(g)		400	411,520
USI, Inc., 7.50%, 01/15/32(b)		875	886,514
			68,818,961
Interactive Media & Services — 2.2%
Baidu, Inc., 1.63%, 02/23/27		200	195,194
Beignet Investor LLC, 6.58%, 05/30/49(b)(f)		15,385	15,818,182
ION Platform Finance U.S., Inc./ION Platform Finance SARL(b)
4.63%, 05/01/28		125	116,565
5.00%, 05/01/28		610	569,769
8.75%, 05/01/29		219	203,660
Netflix, Inc.
5.88%, 11/15/28(f)		1,698	1,766,535
5.38%, 11/15/29(b)(f)		2,007	2,072,762
4.88%, 06/15/30(b)		461	467,586
Prosus NV, 4.34%, 07/15/35(g)	EUR	150	169,465
Snap, Inc.(b)
6.88%, 03/01/33(f)	USD	366	345,603
6.88%, 03/15/34		348	327,318
Tencent Holdings Ltd.(g)
3.60%, 01/19/28		200	198,116
3.68%, 04/22/41(f)		200	170,442
			22,421,197
Internet Software & Services — 0.5%
Alibaba Group Holding Ltd., 2.70%, 02/09/41		200	147,036
Booking Holdings, Inc., 3.55%, 03/15/28		3,375	3,331,331
Getty Images, Inc.(b)
11.25%, 02/21/30		57	51,334
10.50%, 11/15/30		154	138,110
Match Group Holdings II LLC(b)
4.13%, 08/01/30		383	354,938
3.63%, 10/01/31(f)		279	248,055
Security		Par (000)	Value
Internet Software & Services (continued)
Match Group Holdings II LLC(b) (continued)
6.13%, 09/15/33	USD	444	$ 431,485
Rakuten Group, Inc.
9.75%, 04/15/29(b)		522	556,242
9.75%, 04/15/29(g)		200	213,120
			5,471,651
IT Services — 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)(f)		122	126,247
CACI International, Inc., 6.38%, 06/15/33(b)		481	489,622
CoreWeave, Inc., 9.25%, 06/01/30(b)(f)		449	436,275
Fair Isaac Corp.(b)
4.00%, 06/15/28		393	381,377
6.00%, 05/15/33		1,024	1,004,771
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(f)		371	368,718
KBR, Inc., 4.75%, 09/30/28(b)		93	90,938
McAfee Corp., 7.38%, 02/15/30(b)(f)		324	267,686
Science Applications International Corp., 5.88%, 11/01/33(b)		303	295,689
Wipro IT Services LLC, 1.50%, 06/23/26(g)		200	198,534
			3,659,857
Leisure Products — 0.7%
Acushnet Co., 5.63%, 12/01/33(b)		137	135,940
Carnival Corp.(b)
5.88%, 06/15/31		350	354,302
5.75%, 08/01/32		602	601,804
6.13%, 02/15/33		933	942,353
Carnival PLC, 4.13%, 07/15/31(b)	EUR	286	321,859
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	USD	417	425,753
Mattel, Inc., 3.75%, 04/01/29(b)		122	117,987
NCL Corp. Ltd.(b)
5.88%, 01/15/31		181	175,854
6.75%, 02/01/32		191	189,551
6.25%, 09/15/33		833	808,292
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)		911	932,247
Sunny Express Enterprises Corp., 2.95%, 03/01/27(g)		200	197,720
Viking Cruises Ltd.(b)
7.00%, 02/15/29		74	74,136
9.13%, 07/15/31		1,253	1,321,846
5.88%, 10/15/33		691	682,233
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		283	282,573
			7,564,450
Machinery — 0.5%
BWX Technologies, Inc., 4.13%, 06/30/28(b)		70	68,062
Chart Industries, Inc.(b)
7.50%, 01/01/30		594	617,111
9.50%, 01/01/31		93	97,696
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		251	250,885
Esab Corp.(b)
6.25%, 04/15/29		405	411,034
5.63%, 04/01/31		645	649,521
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(f)		200	127,739
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)		478	460,030
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		177	184,837
Regal Rexnord Corp., 6.40%, 04/15/33(f)		510	539,065
Terex Corp.(b)
5.00%, 05/15/29		399	393,097
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Terex Corp.(b) (continued)
6.25%, 10/15/32(f)	USD	467	$ 470,044
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		621	619,377
			4,888,498
Media — 5.7%
Block Communications, Inc., 10.25%, 03/01/31(b)		101	92,409
Cable One, Inc., 1.13%, 03/15/28(l)		79	59,408
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		131	129,199
6.38%, 09/01/29(b)(f)		7,991	8,015,524
4.75%, 03/01/30(b)		160	151,820
4.50%, 08/15/30(b)(f)		113	105,596
4.25%, 02/01/31(b)		1,760	1,604,160
4.75%, 02/01/32(b)		668	603,984
4.50%, 05/01/32		37	33,051
7.00%, 02/01/33(b)		409	410,127
4.50%, 06/01/33(b)		648	564,164
4.25%, 01/15/34(b)(f)		953	815,285
7.38%, 02/01/36(b)		1,244	1,238,833
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	486,417
6.48%, 10/23/45(f)		9,584	8,836,113
5.38%, 05/01/47		1,500	1,207,032
6.83%, 10/23/55		3,540	3,332,550
Cox Communications, Inc., 8.38%, 03/01/39(b)(f)		5,000	5,692,155
CSC Holdings LLC(b)
5.50%, 04/15/27		202	175,214
5.38%, 02/01/28		877	648,586
11.25%, 05/15/28		1,489	1,216,727
11.75%, 01/31/29		634	458,474
Directv Financing LLC, 8.88%, 02/01/30(b)		625	623,610
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		533	532,438
10.00%, 02/15/31		1,537	1,569,015
Discovery Communications LLC
3.95%, 03/20/28		290	284,113
4.88%, 04/01/43		4,000	2,500,960
DISH DBS Corp.(b)
5.25%, 12/01/26		1,441	1,428,641
5.75%, 12/01/28		907	877,244
DISH Network Corp., 11.75%, 11/15/27(b)		2,210	2,276,841
Gray Media, Inc.(b)
10.50%, 07/15/29(f)		102	108,390
9.63%, 07/15/32		741	740,953
7.25%, 08/15/33		680	685,216
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		593	395,641
Midcontinent Communications, 8.00%, 08/15/32(b)		130	121,076
Paramount Global, 5.85%, 09/01/43		1,300	902,547
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		875	889,494
Sirius XM Radio LLC, 5.00%, 08/01/27(b)		570	569,204
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		768	731,167
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		1,000	981,313
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,547,841
Univision Communications, Inc.(b)
8.00%, 08/15/28		1,187	1,204,796
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc.(b) (continued)
8.50%, 07/31/31	USD	674	$ 677,289
9.38%, 08/01/32		148	152,531
Versant Media Group, Inc., 7.25%, 01/30/31(b)		9	9,211
Ziggo BV, 4.88%, 01/15/30(b)		465	434,256
			58,120,615
Metals & Mining — 2.3%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(g)		306	308,323
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		724	730,290
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		268	279,033
11.50%, 10/01/31		1,244	1,344,144
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		2,424	2,418,390
Carpenter Technology Corp., 5.63%, 03/01/34(b)		363	359,656
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(g)		200	199,190
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		486	485,957
Commercial Metals Co.(b)
5.75%, 11/15/33		418	413,605
6.00%, 12/15/35		431	424,899
Constellium SE(b)
3.75%, 04/15/29		1,731	1,650,966
6.38%, 08/15/32		446	450,835
ERO Copper Corp., 6.50%, 02/15/30(b)		90	89,090
First Quantum Minerals Ltd.(b)
8.00%, 03/01/33		259	267,591
7.25%, 02/15/34		240	242,981
6.38%, 02/15/36		961	919,490
JSW Steel Ltd., 3.95%, 04/05/27(g)		500	490,250
Kaiser Aluminum Corp.(b)
4.50%, 06/01/31		1,099	1,038,266
5.88%, 03/01/34		544	534,136
New Gold, Inc., 6.88%, 04/01/32(b)		409	422,725
Novelis Corp.(b)
4.75%, 01/30/30(f)		2,401	2,262,942
6.88%, 01/30/30		597	602,177
3.88%, 08/15/31		1,056	940,526
6.38%, 08/15/33		869	852,396
Periama Holdings LLC, 5.95%, 04/19/26(g)		200	199,694
Southern Copper Corp., 5.88%, 04/23/45(f)		3,870	3,807,616
Steel Dynamics, Inc., 3.25%, 10/15/50		1,145	747,445
Vallourec SACA, 7.50%, 04/15/32(b)		404	423,397
Vedanta Resources Finance II PLC(g)
10.88%, 09/17/29		300	314,100
11.25%, 12/03/31		200	212,812
			23,432,922
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		368	361,695
Starwood Property Trust, Inc.
7.25%, 04/01/29		250	257,407
6.00%, 04/15/30		116	115,775
6.50%, 07/01/30		217	221,615
6.50%, 10/15/30		314	318,463
			1,274,955
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		161	170,566

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 11.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	USD	508	$ 529,826
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		127	126,999
5.38%, 06/15/29		1,095	1,091,489
6.63%, 02/01/32		417	426,190
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		161	187,966
6.63%, 07/15/33		221	224,795
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		321	331,616
7.25%, 07/15/32		258	268,006
Buckeye Partners LP
6.88%, 07/01/29(b)		29	29,848
6.75%, 02/01/30(b)		116	119,713
5.85%, 11/15/43		383	346,654
5.60%, 10/15/44		191	167,463
California Resources Corp., 7.00%, 01/15/34(b)		156	157,273
Caturus Energy LLC, 8.50%, 02/15/30(b)		837	868,484
Chord Energy Corp., 6.75%, 03/15/33(b)		147	151,769
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		733	756,957
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	243,828
CNX Resources Corp.(b)
7.25%, 03/01/32		152	156,629
5.88%, 03/01/34		363	353,517
Comstock Resources, Inc.(b)
6.75%, 03/01/29		649	640,805
5.88%, 01/15/30		678	656,012
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		2,468	2,406,899
Crescent Energy Finance LLC(b)
7.75%, 07/31/29		154	155,155
9.75%, 10/15/30(f)		76	81,320
7.63%, 04/01/32(f)		109	110,616
7.38%, 01/15/33		361	360,910
8.38%, 01/15/34		54	56,452
CVR Energy, Inc.(b)
7.50%, 02/15/31		157	158,172
7.88%, 02/15/34		105	105,368
DBR Land Holdings LLC, 6.25%, 12/01/30(b)		223	225,785
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		378	381,125
Devon Energy Corp.
5.25%, 10/15/27		130	130,050
5.88%, 06/15/28		204	204,092
4.50%, 01/15/30		117	116,627
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		66	69,725
Diamondback Energy, Inc.
3.50%, 12/01/29		692	667,716
6.25%, 03/15/33		2,880	3,072,901
Enbridge, Inc.
6.70%, 11/15/53(f)		5,595	6,071,896
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)		5,000	5,001,956
Series 2016-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77(a)		5,880	5,881,388
Energy Transfer LP
5.50%, 06/01/27(f)		406	409,762
7.38%, 02/01/31(b)		417	432,518
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
6.13%, 12/15/45	USD	3,579	$ 3,496,877
Series B, (3-mo. CME Term SOFR + 4.42%), 6.63%(a)(i)		5,000	4,983,190
Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		121	120,757
Enterprise Products Operating LLC
4.90%, 05/15/46(f)		5,375	4,805,347
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		4,800	4,757,201
EQT Corp.
7.50%, 06/01/30		141	153,546
4.75%, 01/15/31		802	797,777
Exxon Mobil Corp., 3.45%, 04/15/51(f)		3,890	2,770,765
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33		64	66,131
6.75%, 03/15/34		665	661,858
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		162	163,322
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		243	248,521
Harvest Midstream I LP, 7.50%, 05/15/32(b)		158	161,045
Hess Midstream Operations LP(b)
6.50%, 06/01/29		393	401,459
4.25%, 02/15/30		144	138,375
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		238	238,477
5.75%, 02/01/29		199	196,216
6.00%, 04/15/30		32	31,148
6.25%, 04/15/32		20	19,357
8.38%, 11/01/33		287	299,436
6.88%, 05/15/34		321	313,614
7.25%, 02/15/35		108	107,667
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		37	38,260
6.63%, 01/15/34(f)		396	397,506
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)		247	248,304
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		1,137	1,105,549
Kinder Morgan, Inc.
7.80%, 08/01/31		197	224,732
7.75%, 01/15/32(f)		4,586	5,258,308
Kinetik Holdings LP(b)
6.63%, 12/15/28		83	84,405
5.88%, 06/15/30		18	18,066
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		187	192,451
Marathon Petroleum Corp., 5.13%, 12/15/26		937	940,092
Matador Resources Co.(b)
6.50%, 04/15/32		437	441,759
6.00%, 04/15/34		318	315,989
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(g)		400	398,107
MPLX LP
5.20%, 03/01/47		3,500	3,092,219
4.70%, 04/15/48(f)		5,000	4,064,008
5.50%, 02/15/49		2,640	2,386,110
5.65%, 03/01/53		885	808,404
Murphy Oil Corp., 5.88%, 12/01/42		47	39,883
Nabors Industries, Inc., 7.63%, 11/15/32(b)		217	222,132
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(f)		508	523,315
8.38%, 02/15/32		671	691,495
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,117	1,293,433
Noble Finance II LLC, 8.00%, 04/15/30(b)		93	95,752
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		484	500,772
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	USD	244	$ 244,720
Occidental Petroleum Corp., 6.20%, 03/15/40		568	580,118
ONEOK, Inc., 4.85%, 07/15/26		35	35,008
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		211	216,678
Permian Resources Operating LLC(b)
8.00%, 04/15/27		444	444,379
5.88%, 07/01/29		1,002	1,003,143
7.00%, 01/15/32(f)		321	332,394
6.25%, 02/01/33		781	795,555
Pertamina Hulu Energi PT, 5.25%, 05/21/30(g)		300	301,272
Pertamina Persero PT, 2.30%, 02/09/31(g)		200	175,600
Petroleos Mexicanos, 6.70%, 02/16/32		695	680,231
Petronas Capital Ltd.(g)
2.48%, 01/28/32		200	178,968
4.50%, 03/18/45		200	174,586
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 8.02%(a)(i)		2,215	2,209,839
Prairie Acquiror LP, 9.00%, 08/01/29(b)		269	277,873
Reliance Industries Ltd., 3.67%, 11/30/27(g)		300	295,571
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		580	577,371
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(g)		500	461,935
SM Energy Co.(b)
8.75%, 07/01/31		487	509,057
6.63%, 04/15/34		726	723,949
Sunoco LP(b)
5.63%, 03/15/31		159	158,271
6.63%, 08/15/32		297	301,653
6.25%, 07/01/33		337	338,468
5.88%, 03/15/34		161	159,222
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		317	316,869
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		255	252,843
7.38%, 02/15/29		672	691,311
6.00%, 09/01/31		182	179,601
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		398	389,145
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		75	75,821
Transocean International Ltd.(b)
8.25%, 05/15/29		28	28,931
8.75%, 02/15/30		168	174,752
8.50%, 05/15/31		312	327,225
7.88%, 10/15/32		219	234,002
Valaris Ltd., 8.38%, 04/30/30(b)		244	252,831
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		1,330	1,438,122
8.38%, 06/01/31		779	810,141
9.88%, 02/01/32		1,962	2,107,165
Venture Global Plaquemines LNG LLC(b)
6.13%, 12/15/30		785	807,314
7.50%, 05/01/33		384	422,094
6.50%, 01/15/34		1,123	1,170,665
7.75%, 05/01/35		617	691,520
6.75%, 01/15/36		1,534	1,624,739
Vital Energy, Inc., 7.88%, 04/15/32(b)(f)		182	185,942
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		448	453,944
Williams Cos., Inc.(f)
8.75%, 03/15/32		2,478	2,942,923
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.(f) (continued)
5.10%, 09/15/45	USD	5,075	$ 4,590,215
Woodside Finance Ltd., 3.70%, 09/15/26(g)		200	199,267
			113,792,652
Passenger Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		58	57,683
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		441	416,771
OneSky Flight LLC, 8.88%, 12/15/29(b)		264	272,505
Singapore Airlines Ltd., 3.00%, 07/20/26(g)		200	199,006
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)		443	433,087
United Airlines Holdings, Inc., 5.38%, 03/01/31		376	368,223
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(f)		2,210	2,247,469
			3,994,744
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32(b)		417	417,402
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		106	96,718
			514,120
Pharmaceuticals — 4.7%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		5,800	5,938,295
AbbVie, Inc.(f)
4.75%, 03/15/45		5,485	4,904,082
4.70%, 05/14/45		3,255	2,902,910
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		226	232,655
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		179	163,912
11.00%, 09/30/28		1,054	1,075,121
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)		715	753,247
CVS Health Corp.
5.13%, 07/20/45		3,879	3,404,805
5.05%, 03/25/48(f)		8,205	7,039,911
Eli Lilly & Co., 5.65%, 10/15/65		4,735	4,650,734
Merck & Co., Inc., 6.50%, 12/01/33(f)		6,420	7,131,209
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)		1,000	970,354
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)(f)		707	701,330
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(f)		8,270	7,514,180
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		679	672,434
			48,055,179
Real Estate Management & Development — 0.8%
Aldar Properties PJSC, (5-year CMT + 2.04%), 6.62%, 04/15/55(a)(g)		250	238,200
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		114	113,876
Series AI, 7.00%, 04/15/30		320	320,445
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		171	181,528
AYC Finance Ltd., 3.90%(g)(i)		300	197,373
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(g)		200	200,534
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,488	1,396,903
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		67	70,971
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(g)(j)		1,050	11,550

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	USD	109	$ 108,744
Howard Hughes Corp.(b)
4.13%, 02/01/29		176	166,476
5.88%, 03/01/32		177	170,325
6.13%, 03/01/34		177	169,978
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)		4,485	4,336,557
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(g)		200	197,298
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(g)		200	187,152
Yango Justice International Ltd.(g)(j)
8.25%, 11/25/23		200	250
7.50%, 04/15/24		200	250
			8,068,410
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		505	495,341
Semiconductors & Semiconductor Equipment — 2.2%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		98	97,599
Broadcom, Inc., 5.00%, 04/15/30(f)		10,970	11,169,091
Lam Research Corp., 4.88%, 03/15/49		875	783,496
NVIDIA Corp.(f)
3.50%, 04/01/50		2,785	2,053,948
3.70%, 04/01/60		1,760	1,264,371
NXP BV/NXP Funding LLC/NXP USA, Inc.(f)
4.40%, 06/01/27		750	749,565
3.40%, 05/01/30		1,755	1,670,604
QUALCOMM, Inc.(f)
4.30%, 05/20/47		3,500	2,841,097
6.00%, 05/20/53		1,993	2,027,070
TSMC Global Ltd., 2.25%, 04/23/31(g)		250	225,818
			22,882,659
Software — 2.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		1,776	1,666,996
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		279	266,579
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		31	23,039
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		227	163,375
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		1,982	1,933,580
9.00%, 09/30/29		2,938	2,834,211
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		330	322,332
OAK-Eagle Acquireco, Inc.(b)(m)
07/01/33		1,359	1,408,052
07/01/34		1,334	1,396,554
Oracle Corp.(f)
3.95%, 03/25/51		4,425	2,803,926
5.55%, 02/06/53		1,280	1,021,262
6.70%, 02/04/56		15,005	13,926,193
Playtika Holding Corp., 4.25%, 03/15/29(b)		114	88,954
PTC, Inc., 4.00%, 02/15/28(b)		365	355,750
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		818	818,028
UKG, Inc., 6.88%, 02/01/31(b)		670	654,801
			29,683,632
Specialty Retail(b) — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30		217	219,831
Security		Par (000)	Value
Specialty Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31	USD	220	$ 229,227
Michaels Cos., Inc., 8.50%, 03/15/33		591	575,335
Staples, Inc., 10.75%, 09/01/29		210	194,212
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		237	222,988
			1,441,593
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., 8.35%, 07/15/46(f)		1,005	1,243,972
Seagate Data Storage Technology Pte. Ltd.(b)
8.25%, 12/15/29		589	618,561
5.88%, 07/15/30		324	329,327
8.50%, 07/15/31		701	734,961
5.75%, 12/01/34		98	97,632
			3,024,453
Textiles, Apparel & Luxury Goods(b) — 0.3%
Beach Acquisition Bidco LLC
5.25%, 07/15/32	EUR	592	656,272
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(h)	USD	1,129	1,202,283
Crocs, Inc., 4.13%, 08/15/31		244	219,559
Levi Strauss & Co.
4.00%, 08/15/30	EUR	155	177,963
3.50%, 03/01/31	USD	462	423,021
			2,679,098
Tobacco — 2.2%
Altria Group, Inc., 10.20%, 02/06/39(f)		13,392	18,396,381
BAT Capital Corp., 4.54%, 08/15/47		1,999	1,623,053
Reynolds American, Inc., 5.85%, 08/15/45		2,335	2,261,399
			22,280,833
Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50(f)		6,000	5,498,555
RXO, Inc., 6.38%, 05/15/31(b)		149	142,967
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(g)		200	197,474
			5,838,996
Wireless Telecommunication Services — 1.1%
Altice France SA(b)
6.88%, 10/15/30		82	78,536
6.50%, 10/15/31		1,448	1,373,301
6.50%, 04/15/32		665	629,937
6.88%, 07/15/32		488	462,449
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)		1,261	1,279,660
Iliad Holding SAS(b)
7.00%, 10/15/28		735	739,743
8.50%, 04/15/31		925	967,839
7.00%, 04/15/32		364	364,436
T-Mobile USA, Inc.
2.63%, 02/15/29		438	416,593
3.38%, 04/15/29		676	655,127
2.88%, 02/15/31		235	216,699
3.50%, 04/15/31(f)		990	936,321
5.05%, 07/15/33(f)		2,000	2,013,851
Vmed O2 U.K. Financing I PLC(b)
4.25%, 01/31/31		400	343,536
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC(b) (continued)
4.75%, 07/15/31	USD	200	$ 172,073
6.75%, 01/15/33		632	564,657
			11,214,758
Total Corporate Bonds — 109.7% (Cost: $1,143,374,743)			1,123,126,993
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(c)(h)		3	—
IT Services — 0.0%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		210	198,154
Software — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		138	127,936
Total Fixed Rate Loan Interests — 0.0% (Cost: $350,648)			326,090
Floating Rate Loan Interests(a)
Advertising Agencies — 0.0%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/24/32		98	98,062
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29		37	31,096
			129,158
Aerospace & Defense — 0.3%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.45%, 06/23/30		137	137,065
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 10/31/30		139	139,050
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 7.79%, 08/03/29		118	118,163
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29		469	93,131
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.26%), 4.93%, 05/25/29		50	9,986
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		322	322,040
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		123	122,843
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 02/26/32		2	1,620
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/26/32		87	87,479
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.52%, 02/01/28		240	204,383
Security		Par (000)	Value
Aerospace & Defense (continued)
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32	USD	89	$ 88,882
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/28		53	52,672
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/28/31		680	679,747
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/19/32		251	251,095
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/22/30		40	40,266
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/19/32		415	414,815
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/13/33		75	75,014
			2,838,251
Automobile Components — 0.2%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/02/33		123	123,307
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.17%, 05/06/30		550	547,866
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32		222	221,108
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 01/30/32		13	12,827
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.42%, 11/16/29		45	44,639
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.42%, 06/04/31		322	321,867
RealTruck Group, Inc.
2021 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 7.68%, 01/31/28		26	17,336
2023 Incremental Term Loan, (3-mo. CME Term SOFR + 5.26%), 8.93%, 01/31/28		57	39,030
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28		201	195,619
			1,523,599
Automobiles — 0.0%
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/02/31		179	178,376
Beverages — 0.0%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.20%, 01/24/29		202	200,614
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.05%, 01/24/29		55	29,262

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages (continued)
Naked Juice LLC (continued)
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.80%, 01/24/30	USD	86	$ 17,766
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/09/32		61	60,538
			308,180
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., Term Loan B, 01/28/33(n)		103	102,678
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31		423	421,293
			523,971
Broadline Retail — 0.0%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		168	167,999
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 03/15/30		257	252,720
			420,719
Building Materials — 0.0%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/27/32		200	198,558
Building Products — 0.3%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 05/13/29		12	12,108
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32		481	475,582
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30		142	130,428
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/04/31		233	232,496
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30		408	407,647
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/02/33(c)		58	58,096
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 06/17/31		113	102,593
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.67%, 03/08/29		50	40,651
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 03/19/29		177	176,493
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/10/32		95	94,802
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/14/31		196	195,356
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/30/32		122	121,958
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/22/28		23	23,110
Security		Par (000)	Value
Building Products (continued)
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29	USD	537	$ 515,793
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31		423	366,974
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 5.78%, 10/04/28		97	96,920
			3,051,007
Capital Markets — 0.3%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30		80	79,599
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31		300	292,695
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/09/30		81	80,288
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/25/32		170	167,078
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 12/20/29		182	182,002
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/25/31		201	194,780
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/01/32		225	222,179
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 10/31/31		292	292,469
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/07/28		190	190,011
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/15/31		366	354,044
GTCR Everest Borrower, LLC, 2026 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 09/05/31		65	64,000
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 03/18/30		255	253,784
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31		599	586,953
Jupiter Borrower, Inc., Term Loan B, 03/25/33(c)(n)		82	81,795
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32		279	273,526
			3,315,203
Chemicals — 0.3%
Advancion Holdings LLC, 2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27		72	68,484
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/15/32		311	307,824
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.68%, 11/01/30	USD	228	$ 227,441
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29		157	154,460
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 06/12/31		86	85,932
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 12/18/30		256	255,836
Fortis 333, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32		109	105,301
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.53%, 02/15/30		119	119,425
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 10/07/31		34	24,192
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28		163	142,353
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/26/31(c)		102	102,305
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 06/20/31		334	319,760
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32		207	199,473
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31		206	140,832
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/09/31		69	68,910
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/29/32		115	115,480
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 08/02/30		257	256,345
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32		210	209,282
			2,903,635
Commercial Services & Supplies — 0.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 6.69%, 10/24/30		110	108,989
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32		677	676,550
Anticimex International AB, 2025 USD Term Loan, (3- mo. SOFR + 2.90%), 6.56%, 11/17/31		85	84,902
Aramark Services, Inc.
2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/06/28		113	113,000
2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/22/30		254	254,374
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 09/07/27	USD	279	$ 278,697
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 04/01/32		190	181,721
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.17%, 10/08/32		95	95,331
Grant Thornton Advisors LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/02/31		214	199,005
Innio Group Holding GmbH, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/02/31		174	172,599
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26		110	110,086
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 03/11/32		348	348,334
Packers Holdings LLC, 2025 Takeback Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 1.10%), 4.77%, 03/10/31		21	20,129
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30		97	96,530
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32		326	321,200
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		19	18,808
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		116	115,742
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 11/30/28		65	64,829
			3,260,826
Communications Equipment — 0.0%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 10/24/30		199	199,219
Construction & Engineering — 0.1%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(n)		19	19,231
2026 Term Loan B, (Prime + 1.75%), 8.50%, 01/27/33		146	144,231
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		293	250,489
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/03/31		64	64,285
Dycom Investments, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/27/33		91	91,266
Legence Holdings LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.92%, 12/16/31		165	164,676
			734,178

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Discretionary — 0.0%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 07/06/29	USD	106	$ 105,841
Consumer Staples Distribution & Retail — 0.1%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32		297	291,990
EG America LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31		185	184,861
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/03/31		163	164,068
			640,919
Containers & Packaging — 0.2%
Charter NEX US, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/29/30		472	469,190
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 04/01/32		239	222,532
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.84%, 04/13/29		25	23,793
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.38%, 07/30/32		364	362,956
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/26/33		189	186,847
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(j)		232	104,977
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30		135	130,226
Potters Industries LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32		114	113,810
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 02/01/29		122	121,547
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 03/07/33		138	132,802
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32		35	34,660
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 09/15/32		140	138,983
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 09/15/28		107	100,969
			2,143,292
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/31/31		202	202,115
Security		Par (000)	Value
Distributors (continued)
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 07/27/28	USD	465	$ 464,797
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 02/09/31(c)		91	91,149
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/02/32		40	39,917
			797,978
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/23/32		127	126,883
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 12/31/32		74	73,591
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 03/26/31		96	95,946
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31		259	256,230
			552,650
Diversified REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/20/30		78	77,868
Diversified Telecommunication Services — 0.1%
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.28%, 09/01/28		30	28,463
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32		475	474,506
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.10%, 09/01/28		75	68,660
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32		60	59,531
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.04%, 01/31/29		225	216,351
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.28%, 03/11/30(h)		520	510,226
			1,357,737
Electric Utilities — 0.1%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 04/16/31		462	462,621
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/15/31		86	85,984
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 5.42%, 12/20/30		211	211,240
			759,845
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.0%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/20/31(c)	USD	55	$ 54,951
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 07/02/29		126	126,379
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/27/32(c)		132	131,835
			313,165
Energy Equipment & Services — 0.0%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 10/01/32(c)		40	40,100
Entertainment — 0.3%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/01/31		334	333,109
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 09/30/31		342	340,488
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32		261	260,871
Electronic Arts, Inc., USD Term Loan B, 03/24/33(n)		510	506,812
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/24/32		422	419,561
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 07/31/32		48	47,669
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/21/32		217	217,183
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.20%, 11/12/29		287	250,003
TKO Worldwide Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/21/31		562	561,717
			2,937,413
Environmental, Maintenance & Security Service — 0.0%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.46%, 10/17/30		85	85,105
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		52	51,708
			136,813
Financial Services — 0.3%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 12/21/28		175	174,173
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		53	52,485
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 05/21/31		327	326,365
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/27/32		266	241,475
Security		Par (000)	Value
Financial Services (continued)
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/03/29	USD	357	$ 356,940
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31		489	485,203
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/13/32		125	125,031
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/31		250	242,052
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31		100	79,738
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/08/32		134	132,521
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/30/31		273	272,731
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(c)		21	20,843
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/31/28		44	44,187
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/05/32		79	78,408
			2,632,152
Food Products — 0.1%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 10/28/32		507	506,517
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31		456	446,421
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/32		130	127,364
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.17%, 03/29/30		16	16,391
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 02/11/33		133	132,225
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 01/29/32		56	55,690
			1,284,608
Gas Utilities — 0.0%
BIP PipeCo Holdings LLC, Term Loan B, (2-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 12/06/30		54	54,129
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/01/32		76	75,962
			130,091

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 04/10/31	USD	600	$ 596,674
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		152	111,915
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		30	22,144
			730,733
Health Care Equipment & Supplies — 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29		354	346,692
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31		369	369,445
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.42%, 05/01/31		278	255,296
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.80%, 10/01/27		79	76,791
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		728	718,900
PointClickCare Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31		99	98,654
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28		226	198,054
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 08/20/32		129	129,067
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/22/29(c)		83	82,243
			2,275,142
Health Care Providers & Services — 0.2%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32		35	35,116
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 09/20/32		24	24,365
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.45%, 09/29/28		179	179,183
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/08/32		174	173,436
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/26/31		84	84,236
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/06/33		171	170,866
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28		55	54,921
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	USD	149	$ 148,546
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.27%, 11/01/28		99	19,680
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/30		324	324,212
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/28		196	196,072
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/22/32		210	210,730
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/19/31		74	72,719
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30		171	168,917
Surgery Center Holdings, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/19/30		218	217,685
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28		60	59,253
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/01/31		54	54,010
			2,193,947
Hotels, Restaurants & Leisure — 0.5%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.29%, 03/11/30(h)		28	27,413
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.29%, 03/11/30		30	29,163
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/31/30(c)		161	160,439
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/20/30		279	278,079
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/31		533	515,979
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/30		133	129,338
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 12/02/31		144	142,211
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.92%, 01/27/29		389	380,733
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 11/30/30		452	446,925
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 06/04/32		128	126,322
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/22/32	USD	430	$ 432,114
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		117	114,606
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/27/32		133	133,078
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.43%, 11/08/30		330	330,724
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 12/16/30		229	228,702
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 04/16/29		196	196,224
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.95%, 08/01/30		89	83,664
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/03/29		129	129,404
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 04/04/29		128	125,587
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 12/04/31(c)		54	53,461
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/01/31		54	52,720
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 03/14/31		338	337,721
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 0.19%), 3.89%, 12/30/32		133	128,595
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 07/01/32		159	157,940
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 08/03/28		106	105,480
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/24/30		156	156,442
			5,003,064
Household Durables — 0.0%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 09/26/31		67	66,777
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.88%, 10/24/31		71	70,990
Security		Par (000)	Value
Household Durables (continued)
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29	USD	41	$ 40,357
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		30	30,268
Weber-Stephen Products LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 10/01/32		206	200,953
			409,345
Household Products — 0.0%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/30/32		136	133,505
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/31/30		290	290,217
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27		128	128,260
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32		186	185,502
			603,979
Industrial Conglomerates — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 09/12/32		86	85,892
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/28/32		69	69,086
Fluid-Flow Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/04/33		24	23,970
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(c)		56	56,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31		92	91,669
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 10/01/32		117	117,498
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32		139	138,778
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33		270	268,396
			851,289
Insurance — 0.5%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/19/31		1,024	1,015,056

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.67%, 01/30/32	USD	448	$ 444,882
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/29/31		304	299,519
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		416	410,899
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 05/26/31		125	122,493
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30		594	592,008
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		288	278,737
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31		58	55,589
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/15/31		265	264,650
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31		471	463,694
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32		56	55,665
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 09/29/30		257	255,647
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 11/21/29		423	422,009
			4,680,848
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 6.42%, 01/31/31		78	67,321
Internet Software & Services — 0.0%
Gen Digital, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/16/32		71	70,254
IT Services — 0.2%
Asurion LLC
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.03%, 01/20/29		17	17,142
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.02%, 08/19/28		16	15,675
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		59	58,792
2026 Term Loan B14, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/23/33		40	38,625
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29		291	206,341
Clearwater Analytics LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/21/32		130	130,182
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 05/30/31		427	418,189
Security		Par (000)	Value
IT Services (continued)
Galileo Parent, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 03/03/33	USD	99	$ 96,896
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/09/29		211	207,913
ION Platform Finance U.S., Inc., USD Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.45%, 10/07/32		344	275,248
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/31/31		90	89,022
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 07/01/31		74	66,188
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 07/16/31		209	200,953
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 07/31/31		422	413,588
Shift4 Payments, LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 07/03/32		77	76,568
			2,311,322
Leisure Products — 0.0%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/22/31		73	72,623
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.17%, 07/22/30		174	173,640
			246,263
Machinery — 0.3%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.29%, 07/31/28		300	298,658
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.16%, 03/15/30		60	59,920
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 02/03/33		187	186,265
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33		283	281,763
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/21/28		396	395,822
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/03/31		39	39,597
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		145	136,839
Indicor LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 11/22/29		104	103,944
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		172	169,052
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.13%, 06/21/28		440	439,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33	USD	20	$ 18,974
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(c)(n)		84	83,370
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30		446	446,846
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/27/31		362	361,707
			3,022,370
Media — 0.2%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		217	216,632
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 12/07/30		153	152,857
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 12/15/31		148	148,192
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 08/23/28		84	83,621
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		376	330,751
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30		92	91,597
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29		1	898
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 06/30/28		122	121,580
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 10/17/31		203	183,092
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/18/33		115	113,611
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.78%, 09/25/29(h)		945	838,532
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.79%, 04/28/28		45	44,391
			2,325,754
Metals & Mining — 0.0%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 02/26/32		169	168,446
Multi-Utilities — 0.0%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32		331	331,130
Oil, Gas & Consumable Fuels — 0.1%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/29/32		61	61,094
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/22/32	USD	61	$ 61,723
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 02/11/33		227	226,812
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/04/30		32	32,367
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/11/30(c)		112	111,730
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32		37	36,938
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/07/32		44	44,233
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33		91	91,000
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 10/05/28		355	354,910
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/16/30		69	68,909
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/16/32		106	105,248
			1,194,964
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/20/28		154	152,330
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/21/31		210	207,962
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 01/29/27		105	103,892
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29		165	159,413
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.00%, 02/15/28		159	154,602
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29		200	181,404
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32		107	107,194
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/22/31		146	145,750
			1,212,547
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32		294	295,132

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/31/32	USD	85	$ 84,827
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31		69	68,999
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 05/05/28		274	274,541
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 05/19/31		49	46,345
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/20/29		80	79,693
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28		14	13,684
			863,221
Professional Services — 0.2%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/12/32		117	115,870
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31		177	177,138
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28		244	232,713
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/28/28		303	302,712
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 8.92%, 07/31/30(h)		86	74,020
Trans Union LLC
2024 Term Loan B8, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/24/31		202	200,781
2024 Term Loan B9, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 06/24/31		126	124,821
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31		298	288,085
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 09/28/29		159	153,497
			1,669,637
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 01/31/30(c)		63	62,872
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 07/06/29		95	94,785
Qnity Electronics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32		328	327,357
			422,142
Software — 0.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 02/24/31		502	491,944
Security		Par (000)	Value
Software (continued)
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32	USD	149	$ 145,664
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 08/15/29		135	85,306
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/30/31		450	415,611
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 06/17/30		87	82,917
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/23/32		216	214,249
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/21/31		366	334,501
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32		377	343,415
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.52%, 10/08/28		63	56,117
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.68%, 12/09/31		172	164,671
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.28%, 06/04/29		90	83,644
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.90%, 10/09/31		49	46,566
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33		320	302,310
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.95%, 06/26/31		87	81,118
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/08/29		437	424,527
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.42%, 11/22/32		71	67,746
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/12/29		437	431,554
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/32		320	305,957
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/22/32		466	433,565
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29		217	192,655
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 12/31/31		78	51,760
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/17/32		39	35,168
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 02/04/33		181	181,056
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/15/32(c)		72	71,010
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28		474	458,430
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 06/28/30(c)		131	108,405
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 6.96%, 04/24/28	USD	227	$ 216,727
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/09/31		341	340,061
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/10/31		361	344,408
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/12/31		339	330,769
			6,841,831
Specialty Retail — 0.2%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31		482	481,220
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32		286	284,145
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31		128	127,895
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28		436	435,492
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 10/14/32		48	47,520
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/06/32		33	33,000
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, 12/16/32(n)		22	21,989
2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/16/32		147	147,161
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 10/20/28		38	37,373
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.28%, 10/20/28		88	85,856
			1,701,651
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/15/32		432	405,000
Textiles, Apparel & Luxury Goods — 0.0%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/13/32		89	88,423
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 02/19/32		8	7,961
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 07/02/29(c)		73	33,225
Transportation Infrastructure — 0.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/23/31		438	438,325
Security		Par (000)	Value
Transportation Infrastructure (continued)
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.02%, 12/15/26	USD	118	$ 117,469
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 03/18/30		181	179,985
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.66%, 08/20/29		55	21,024
			756,803
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32		79	78,622
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/25/31		257	257,517
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32		172	172,461
			508,600
Total Floating Rate Loan Interests — 7.3% (Cost: $76,534,929)			74,688,941
Foreign Agency Obligations
Brazil — 0.5%
Brazilian Government International Bonds, 5.00%, 01/27/45		6,525	5,124,604
China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27(g)		200	196,400
Export-Import Bank of China, 3.38%, 03/14/27(g)		200	198,296
			394,696
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(g)		200	150,336
India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(g)		200	197,600
Indonesia — 0.2%
Indonesia Government International Bonds
4.65%, 09/20/32		250	245,000
4.85%, 01/11/33		200	196,222
5.25%, 01/17/42(g)		200	191,500
4.75%, 07/18/47(g)		200	175,550
3.70%, 10/30/49		200	143,236
3.50%, 02/14/50(f)		200	138,570
Perusahaan Penerbit SBSN Indonesia III(g)
1.50%, 06/09/26		200	199,042
4.40%, 06/06/27		200	199,946
			1,489,066
Mexico — 1.6%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)(f)		11,150	11,177,875
Mexico Government International Bonds, 4.75%, 03/08/44		5,800	4,651,600
			15,829,475

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pakistan — 0.1%
Pakistan Government International Bonds(g)
6.00%, 04/08/26	USD	450	$ 449,190
7.38%, 04/08/31		200	185,400
			634,590
Philippines — 0.0%
Philippines Government International Bonds
3.70%, 03/01/41		300	241,200
2.65%, 12/10/45		200	125,800
			367,000
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29(g)		200	202,854
Saudi Arabia — 0.0%
Saudi Government International Bonds, 4.50%, 10/26/46(g)		200	162,050
South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27		200	196,114
Korea Development Bank, 4.38%, 02/15/33		200	198,430
Korea Expressway Corp., 1.13%, 05/17/26(g)		200	199,162
			593,706
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(g)		250	254,188
Uruguay — 0.3%
Uruguay Government International Bonds, 5.10%, 06/18/50(f)		3,500	3,211,810
Total Foreign Agency Obligations — 2.8% (Cost: $30,723,240)			28,611,975

	Shares
Investment Companies
Equity Funds — 3.3%
H-Food Holdings, LLC	1,014	18,759
Invesco Senior Loan ETF	170,000	3,469,700
VanEck J.P. Morgan EM Local Currency Bond ETF	1,225,694	30,777,176
		34,265,635
Total Investment Companies — 3.3% (Cost: $34,507,553)		34,265,635

		Par (000)
Preferred Securities
Capital Trusts — 9.9%
Automobiles — 0.3%
General Motors Financial Co., Inc., Series C, 5.70%(a)(i)	USD	2,565	2,515,680
Banks(a)(i) — 1.0%
HDFC Bank Ltd., 3.70%(g)		200	196,878
Industrial & Commercial Bank of China Ltd., 3.20%(g)		300	297,972
Kasikornbank PCL, 4.00%(g)		300	295,500
Macquarie Bank Ltd., 6.13%(b)(f)		1,885	1,890,485
PNC Financial Services Group, Inc.
Series V, 6.20%(f)		5,529	5,541,274
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
Series W, 6.25%	USD	1,250	$ 1,260,968
Standard Chartered PLC(g)
7.63%		200	204,436
7.88%		400	414,156
			10,101,669
Capital Markets — 0.0%
Nomura Holdings, Inc., 7.00%(a)(i)		375	377,536
Commercial Services & Supplies — 0.0%
Royal Capital BV, 5.00%(a)(g)(i)		200	199,500
Electric Utilities(a) — 1.0%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		1,810	1,914,419
PPL Capital Funding, Inc., Series A, 6.63%, 03/30/67(f)		8,300	8,188,246
			10,102,665
Financial Services — 4.6%
Bank of America Corp., Series U, 6.25%(a)(f)(i)		10,000	10,060,230
Barclays PLC(a)(i)
4.38%		1,630	1,545,575
9.63%		3,340	3,643,122
Citigroup, Inc.(a)(i)
Series BB, 7.20%(f)		6,750	6,878,702
Series EE, 6.75%		3,200	3,198,559
Goldman Sachs Group, Inc., 6.85%(a)(f)(i)		7,278	7,418,560
HSBC Holdings PLC, 7.05%(a)(i)		400	402,944
JPMorgan Chase & Co., 8.75%, 09/01/30		2,000	2,320,057
Mitsubishi UFJ Financial Group, Inc.(a)(i)
6.35%		400	393,134
8.20%		425	454,865
Sumitomo Mitsui Financial Group, Inc., 6.45%(a)(i)		300	292,075
UBS Group AG(a)(b)(i)
7.75%		4,845	4,992,390
Series NC10, 9.25%		4,807	5,413,831
			47,014,044
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(i)		1,349	1,350,729
Insurance — 1.9%
ACE Capital Trust II, 9.70%, 04/01/30(f)		7,000	8,227,950
Dai-ichi Life Insurance Co. Ltd., 6.20%(a)(g)(i)		200	201,190
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27(f)		5,000	4,905,730
FWD Group Holdings Ltd.(g)
5.25%, 09/22/30		475	471,936
5.84%, 09/22/35		475	469,576
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(g)		200	202,128
MetLife, Inc., 6.40%, 12/15/66(f)		5,000	5,105,190
			19,583,700
Oil, Gas & Consumable Fuels(a) — 0.4%
Enterprise Products Operating LLC, 6.71%, 06/01/67(f)		2,500	2,470,317
Venture Global LNG, Inc., 9.00%(b)(i)		1,305	1,299,840
			3,770,157
Passenger Airlines(a)(g)(i) — 0.0%
Airport Authority
2.10%		200	198,750
2.40%		200	192,000
			390,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure — 0.1%
MTR Corp. CI Ltd., 5.63%(a)(g)(i)	USD	600	$ 619,200
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)		4,745	4,880,501
			100,906,131

	Shares
Preferred Stocks — 0.0%(d)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	22	3,966
IT Services(c) — 0.0%
Veritas Newco
Series G	311	5,897
Series G-1	214	4,072
		9,969
		13,935
Total Preferred Securities — 9.9% (Cost: $98,546,659)		100,920,066

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities(o) — 15.5%
Uniform Mortgage-Backed Securities
2.50%, 04/13/56	USD	93,855	78,896,476
5.50%, 04/13/56		79,062	79,426,134
			158,322,610
Total U.S. Government Sponsored Agency Securities — 15.5% (Cost: $160,028,818)			158,322,610

	Shares
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	321	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 161.3% (Cost: $1,675,503,160)		1,651,898,474
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(p)(q)	3,524,822	$ 3,524,822
Total Short-Term Securities — 0.3% (Cost: $3,524,822)		3,524,822
Options Purchased — 0.0% (Cost: $121,978)		123,464
Total Investments Before Options Written — 161.6% (Cost: $1,679,149,960)		1,655,546,760
Options Written — (0.0)% (Premiums Received: $(48,143))		(50,600)
Total Investments, Net of Options Written — 161.6% (Cost: $1,679,101,817)		1,655,496,160
Liabilities in Excess of Other Assets — (61.6)%		(631,357,107)
Net Assets — 100.0%		$ 1,024,139,053

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $46,480, representing less than 0.05% of its net assets as of period end, and an original cost of $5,212.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Zero-coupon bond.
(l)	Convertible security.
(m)	When-issued security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,595,886	$ 928,936 (a)	$ —	$ —	$ —	$ 3,524,822	3,524,822	$ 54,595	$ —
iShares MSCI Emerging Markets ETF(b)	7,862,702	—	(8,233,490)	439,062	(68,274)	—	—	—	—
				$ 439,062	$ (68,274)	$ 3,524,822		$ 54,595	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	3.82%(b)	10/09/25	Open	$ 4,497,719	$ 4,583,541	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	912,037	929,440	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	3,969,686	4,045,433	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	3,845,781	3,919,164	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	2,868,285	2,923,016	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	7,143,212	7,279,515	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/10/25	Open	13,985,437	14,151,511	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/10/25	Open	8,067,500	8,163,299	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/10/25	Open	4,813,087	4,870,242	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/10/25	Open	381,150	385,712	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/11/25	Open	401,850	406,614	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	12/17/25	Open	7,857,500	7,943,900	Corporate Bonds	Open/Demand
BNP Paribas SA	2.90 (b)	01/07/26	Open	717,133	722,361	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	01/15/26	Open	623,104	628,129	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.60 (b)	01/21/26	Open	495,414	498,882	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.70 (b)	01/21/26	Open	1,967,500	1,981,655	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.70 (b)	01/21/26	Open	800,000	805,756	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	01/28/26	Open	187,060	188,238	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	01/28/26	Open	388,088	390,532	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	01/28/26	Open	98,940	99,563	Corporate Bonds	Open/Demand
BNP Paribas SA	3.65 (b)	01/28/26	Open	355,875	358,148	Corporate Bonds	Open/Demand
BNP Paribas SA	3.65 (b)	01/28/26	Open	94,325	94,927	Corporate Bonds	Open/Demand
BNP Paribas SA	3.68 (b)	01/28/26	Open	1,501,994	1,511,667	Corporate Bonds	Open/Demand
BNP Paribas SA	3.70 (b)	01/28/26	Open	800,497	805,681	Corporate Bonds	Open/Demand
BNP Paribas SA	3.70 (b)	01/28/26	Open	4,715,625	4,746,159	Corporate Bonds	Open/Demand
BNP Paribas SA	3.70 (b)	01/28/26	Open	568,811	572,494	Corporate Bonds	Open/Demand
BNP Paribas SA	3.71 (b)	01/28/26	Open	364,893	367,262	Corporate Bonds	Open/Demand
BNP Paribas SA	3.71 (b)	01/28/26	Open	327,774	329,902	Corporate Bonds	Open/Demand
BNP Paribas SA	3.72 (b)	01/28/26	Open	1,026,900	1,033,585	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	8,969,625	9,028,331	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	569,319	573,045	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	1,356,300	1,365,177	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	377,580	380,051	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	202,139	203,462	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	315,945	318,013	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	970,920	977,275	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	4,141,125	4,168,229	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	554,490	558,119	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	1,475,625	1,485,283	Corporate Bonds	Open/Demand
BNP Paribas SA	3.75 (b)	01/28/26	Open	2,535,437	2,552,076	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.74 (b)	01/29/26	Open	1,667,151	1,667,151	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.74 (b)	01/29/26	Open	2,201,062	2,201,062	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.74 (b)	01/29/26	Open	4,735,000	4,735,000	Corporate Bonds	Open/Demand
BNP Paribas SA	3.80 (b)	01/30/26	Open	5,362,500	5,397,029	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	3.77%(b)	01/30/26	Open	$ 4,694,516	$ 4,724,504	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	01/30/26	Open	5,972,791	6,010,945	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.75)	02/12/26	04/08/26	98,750	98,750	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.00	02/12/26	04/08/26	45,750	45,750	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.25	02/12/26	04/08/26	190,993	191,056	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	1.85	02/12/26	04/08/26	528,105	529,408	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	2.75	02/12/26	04/08/26	150,750	151,303	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.00	02/12/26	04/08/26	134,724	135,263	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.25	02/12/26	04/08/26	90,821	91,215	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.65	02/12/26	04/08/26	330,143	331,749	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	3.77 (b)	02/13/26	Open	5,756,250	5,784,582	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77	02/27/26	Open	4,775,000	4,791,502	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/27/26	Open	5,153,517	5,171,327	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.78 (b)	03/11/26	Open	4,651,612	4,661,869	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	03/12/26	04/09/26	156,366	156,561	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.00	03/12/26	04/09/26	122,579	122,783	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	3.00	03/12/26	04/09/26	149,831	150,081	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.25	03/12/26	04/09/26	158,142	158,428	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	3.60	03/12/26	04/09/26	7,284,866	7,299,435	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.62	03/12/26	04/09/26	3,559,656	3,566,815	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.70	03/12/26	04/09/26	4,552,350	4,561,708	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.70	03/12/26	04/09/26	4,600,000	4,609,456	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	714,743	716,228	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,603,175	1,606,506	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	661,045	662,418	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	3,167,050	3,173,630	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	391,790	392,604	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	8,925,962	8,944,509	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	4,662,500	4,672,188	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	5,602,500	5,614,141	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,867,500	1,871,380	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	3,070,687	3,077,068	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,981,912	1,986,030	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	10,778,025	10,800,419	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	658,184	659,551	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	10,811,055	10,833,518	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	16,644,330	16,678,913	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	10,887,500	10,910,122	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	12,195,000	12,220,338	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	4,891,186	4,901,348	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,946,875	1,950,920	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	12,686,581	12,712,941	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	5,904,562	5,916,831	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	2,625,750	2,631,206	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	2,424,956	2,429,995	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	2,312,500	2,317,305	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	11,953,875	11,978,712	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.75	03/12/26	04/09/26	13,316,937	13,344,681	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/16/26	04/09/26	4,910,295	4,918,457	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.79 (b)	03/16/26	Open	5,583,585	5,592,990	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	03/16/26	Open	281,193	281,671	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.55	03/20/26	05/01/26	679,478	680,282	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.60	03/20/26	05/01/26	158,828	159,018	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.60	03/20/26	05/01/26	252,386	252,689	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.65	03/20/26	05/01/26	183,438	183,661	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.65	03/20/26	05/01/26	2,706,875	2,710,168	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.72	03/20/26	05/01/26	2,247,506	2,250,293	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.74	03/20/26	05/01/26	969,600	970,809	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	5,902,725	5,910,103	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	2,619,292	2,622,567	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	3,191,250	3,195,239	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	6,792,660	6,801,151	Corporate Bonds	31 - 90 Days

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
J.P. Morgan Securities LLC	3.75%	03/20/26	05/01/26	$ 265,300	$ 265,632	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	1,468,406	1,470,242	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	1,970,579	1,973,042	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.79	03/20/26	05/01/26	1,189,669	1,191,172	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.80	03/20/26	05/01/26	4,642,656	4,648,537	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.81	03/20/26	05/01/26	3,743,750	3,748,505	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.10	03/20/26	06/03/26	3,876,317	3,880,323	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.20	03/20/26	06/03/26	128,260	128,397	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	44,693	44,743	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	696,950	697,740	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	594,000	594,673	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	03/20/26	06/03/26	241,680	241,958	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	03/20/26	06/03/26	149,558	149,732	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	03/20/26	06/03/26	365,250	365,676	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	79,806	79,902	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	235,909	236,192	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	264,180	264,497	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	734,315	735,196	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	865,300	866,338	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	2,276,250	2,278,981	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	244,860	245,154	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	391,250	391,719	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	193,800	194,033	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	181,800	182,018	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	239,475	239,762	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	693,322	694,154	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	3,174,281	3,178,090	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	1,236,247	1,237,752	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	160,020	160,215	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	1,688,115	1,690,169	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	1,613,124	1,615,086	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	1,449,690	1,451,454	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	95,618	95,734	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	298,626	298,995	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	268,553	268,884	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	1,930,000	1,932,380	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	85,020	85,125	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	81,244	81,344	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	375,235	375,698	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	2,803,369	2,806,826	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	363,676	364,125	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	5,332,500	5,339,077	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	106,260	106,391	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	90,599	90,710	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	1,281,455	1,283,035	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	6,665,625	6,673,846	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.73	03/20/26	06/03/26	2,820,000	2,823,506	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.73	03/20/26	06/03/26	4,937,500	4,943,639	Capital Trusts	31 - 90 Days
BofA Securities, Inc.	3.73	03/20/26	06/03/26	10,821,250	10,834,704	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.74	03/20/26	06/03/26	5,128,875	5,135,269	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	285,206	285,563	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	9,771,094	9,783,308	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	4,107,750	4,112,885	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	6,892,200	6,900,815	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	5,311,845	5,318,485	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	3.60 (b)	03/30/26	Open	3,004,603	3,005,204	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.65	03/30/26	Open	721,124	721,270	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67	03/30/26	Open	1,087,625	1,087,847	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	03/30/26	Open	80,275	80,291	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	03/30/26	Open	1,227,600	1,227,850	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67	03/30/26	Open	1,291,150	1,291,413	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.70 (b)	03/30/26	Open	216,450	216,494	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	3.72%(b)	03/30/26	Open	$ 717,586	$ 717,735	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	03/30/26	Open	317,600	317,666	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	03/30/26	Open	186,675	186,714	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	03/30/26	Open	523,388	523,496	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	03/30/26	Open	175,000	175,036	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	03/30/26	Open	731,542	731,694	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	5,330,625	5,331,730	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	466,719	466,815	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	255,960	256,013	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	184,721	184,760	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	143,895	143,925	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	541,884	541,996	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	362,905	362,980	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	1,124,750	1,124,983	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	455,625	455,719	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	79,310	79,326	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.80 (b)	03/30/26	Open	10,667,277	10,669,529	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.74	03/31/26	04/09/26	9,512,500	9,513,488	Capital Trusts	Up to 30 Days
				$ 495,893,299	$ 497,718,123

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	184	06/30/26	$ 38,174	$ (277,596)
5-Year U.S. Treasury Note	1,049	06/30/26	113,472	(1,347,144)
				(1,624,740)
Short Contracts
10-Year U.S. Treasury Note	129	06/18/26	14,317	189,283
10-Year U.S. Ultra Long Treasury Note	987	06/18/26	111,963	2,207,672
U.S. Long Bond	939	06/18/26	106,694	3,264,686
Ultra U.S. Treasury Bond	282	06/18/26	32,800	1,114,127
				6,775,768
				$ 5,151,028
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	260,356	GBP	196,000	Toronto-Dominion Bank	06/17/26	$ 989
USD	4,659,965	EUR	4,042,000	Societe Generale	06/17/26	(28,216)
USD	1,499,506	EUR	1,300,000	Toronto-Dominion Bank	06/17/26	(8,321)
						(36,537)
						$ (35,548)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	368	04/08/26	USD	635.00	USD	23,933	$ 123,464
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	368	04/08/26	USD	620.00	USD	23,933	$ (50,600)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 131,238,917	$ —	$ 131,238,917
Common Stocks	—	228,422	168,825	397,247
Corporate Bonds	—	1,123,126,993	—	1,123,126,993
Fixed Rate Loan Interests	—	326,090	—	326,090
Floating Rate Loan Interests	—	73,285,112	1,403,829	74,688,941
Foreign Agency Obligations	—	28,611,975	—	28,611,975
Investment Companies
Equity Funds	34,246,876	18,759	—	34,265,635
Preferred Securities
Capital Trusts	—	100,906,131	—	100,906,131
Preferred Stocks	—	3,966	9,969	13,935
U.S. Government Sponsored Agency Securities	—	158,322,610	—	158,322,610
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,524,822	—	—	3,524,822
Options Purchased
Equity Contracts	123,464	—	—	123,464
Unfunded Floating Rate Loan Interests(a)	—	34	—	34
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(5,340)	(2,744)	(8,084)
	$37,895,162	$1,616,063,669	$1,579,879	$1,655,538,710
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 989	$ —	$ 989
Interest Rate Contracts	6,775,768	—	—	6,775,768
Liabilities
Equity Contracts	(50,600)	—	—	(50,600)
Foreign Currency Exchange Contracts	—	(36,537)	—	(36,537)
Interest Rate Contracts	(1,624,740)	—	—	(1,624,740)
	$5,100,428	$(35,548)	$—	$5,064,880

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $497,718,123 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PCL	Public Company Limited
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt